UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03101

Calvert Management Series

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

December 31

Date of Fiscal Year End

June 30, 2022

Date of Reporting Period

Item 1. Report to Stockholders

Calvert
Flexible Bond Fund
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report June 30, 2022
Calvert
Flexible Bond Fund

Calvert
Flexible Bond Fund
June 30, 2022
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/30/2014	09/30/2014	(5.68)%	(5.41)%	1.84%	2.47%
Class A with 3.25% Maximum Sales Charge	—	—	(8.77)	(8.51)	1.17	2.03
Class C at NAV	09/30/2014	09/30/2014	(5.96)	(6.11)	1.07	1.70
Class C with 1% Maximum Sales Charge	—	—	(6.90)	(7.03)	1.07	1.70
Class I at NAV	09/30/2014	09/30/2014	(5.52)	(5.19)	2.11	2.80
Class R6 at NAV	05/01/2019	09/30/2014	(5.54)	(5.11)	2.16	2.84

ICE BofA 3-Month U.S. Treasury Bill Index	—	—	0.14%	0.17%	1.11%	0.80%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.95%	1.70%	0.70%	0.62%
Net	0.93	1.68	0.68	0.60

% SEC Yield[4]	Class A	Class C	Class I	Class R6
SEC 30-day Yield - Subsidized	3.42%	2.80%	3.82%	3.89%
SEC 30-day Yield - Unsubsidized	3.41	2.79	3.81	3.88
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Flexible Bond Fund
June 30, 2022
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond holdings)*

* For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

3

Calvert
Flexible Bond Fund
June 30, 2022
Endnotes and Additional Disclosures

[1]	ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profile subject to change due to active management.
4

Calvert
Flexible Bond Fund
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 943.20	$4.34 **	0.90%
Class C	$1,000.00	$ 940.40	$7.94 **	1.65%
Class I	$1,000.00	$ 944.80	$3.13 **	0.65%
Class R6	$1,000.00	$ 944.60	$2.70 **	0.56%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.33	$4.51 **	0.90%
Class C	$1,000.00	$1,016.61	$8.25 **	1.65%
Class I	$1,000.00	$1,021.57	$3.26 **	0.65%
Class R6	$1,000.00	$1,022.02	$2.81 **	0.56%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Flexible Bond Fund
June 30, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 19.9%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$576	$ 568,322
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	1,512	1,386,882
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	387	356,002
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,137	1,103,560
Cologix Canadian Issuer, L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)(2)	1,500	1,095,541
Cologix Data Centers US Issuer, LLC, Series 2021-1A, Class B, 3.79%, 12/26/51(1)	1,315	1,194,797
Conn's Receivables Funding, LLC:
Series 2021-A, Class B, 2.87%, 5/15/26(1)	930	902,560
Series 2021-A, Class C, 4.59%, 5/15/26(1)	2,190	2,083,838
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1, Class C, 4.61%, 3/15/28(1)	1,305	1,282,454
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)	292	249,354
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	379	375,135
ExteNet, LLC, Series 2019-1A, Class B, 4.14%, 7/26/49(1)	725	701,142
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(3)	655	594,312
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	1,029	921,199
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	903	879,358
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	76	73,436
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	542	493,735
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	403	385,062
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	1,168	978,230
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	113	88,729
Marlette Funding Trust, Series 2020-2A, Class C, 2.83%, 9/16/30(1)	545	542,078
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	2,699	2,289,238
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	407	378,034
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	56	51,842
Series 2020-1A, Class C, 4.47%, 4/20/46(1)	58	58,227
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	191	168,972
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	1,589	1,401,308
Series 2021-3A, Class D, 3.28%, 6/20/52(1)	632	564,036
Security	Principal Amount (000's omitted)	Value
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	$787	$ 686,668
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	151	137,597
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,789	1,673,021
Oportun Issuance Trust:
Series 2021-B, Class C, 3.65%, 5/8/31(1)	976	915,376
Series 2021-C, Class B, 2.67%, 10/8/31(1)	2,995	2,744,852
Series 2021-C, Class C, 3.61%, 10/8/31(1)	470	422,196
Pagaya AI Debt Selection Trust:
Series 2020-3, Class B, 3.22%, 5/17/27(1)	1,570	1,559,235
Series 2021-2, 3.00%, 1/25/29(1)	1,193	1,131,193
Series 2021-3, Class C, 3.27%, 5/15/29(1)	3,950	3,671,988
Series 2021-5, Class C, 3.93%, 8/15/29(1)	1,262	1,130,203
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	342	333,597
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	527	469,726
PMT Issuer Trust, Series 2021-FT1, Class A, 4.624%, (1 mo. USD LIBOR + 3.00%), 3/25/26(1)(4)	500	494,046
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 4.474%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(4)	750	745,685
Series 2018-GT2, Class A, 4.274%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(4)	500	493,377
Prodigy Finance, Series 2021-1A, Class C, 5.374%, (1 mo. USD LIBOR + 3.75%), 7/25/51(1)(4)	986	974,141
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	769	766,363
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	195	168,293
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	422	353,895
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	1,658	1,552,343
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,339	1,270,738
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	1,823	1,809,954
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	192,458
Sunnova Helios II Issuer, LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,497	1,275,830
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	668	610,448
Sunnova Sol Issuer, LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	1,400	1,318,374
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	169	159,322
Theorem Funding Trust:
Series 2020-1A, Class B, 3.95%, 10/15/26(1)	1,395	1,390,699
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	891	817,521

6
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	$353	$ 189,453
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)	1,748	1,714,556
Upstart Securitization Trust:
Series 2020-1, Class C, 4.899%, 4/22/30(1)	1,934	1,892,220
Series 2020-3, Class C, 6.25%, 11/20/30(1)	2,300	2,255,353
Series 2021-1, Class B, 1.89%, 3/20/31(1)	750	721,643
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,225	1,191,802
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	820	715,232
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	235	187,716
Series 2020-A, Class C, 6.657%, 3/15/45(1)	174	114,238
Total Asset-Backed Securities (identified cost $63,495,528)		$ 59,418,735

Collateralized Mortgage Obligations — 8.5%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2017-1, Class B1, 6.374%, (1 mo. USD LIBOR + 4.75%), 10/25/27(1)(4)	$655	$ 658,273
Series 2021-1A, Class M1C, 3.876%, (30-day average SOFR + 2.95%), 3/25/31(1)(4)	900	884,622
Series 2021-3A, Class M1B, 2.326%, (30-day average SOFR + 1.40%), 9/25/31(1)(4)	2,220	2,022,177
CHL GMSR Issuer Trust, Series 2018-GT1, Class A, 4.374%, (1 mo. USD LIBOR + 2.75%), 5/25/23(1)(4)	783	776,360
Eagle Re, Ltd.:
Series 2019-1, Class B1, 6.124%, (1 mo. USD LIBOR + 4.50%), 4/25/29(1)(4)	500	472,954
Series 2021-2, Class M1C, 4.376%, (30-day average SOFR + 3.45%), 4/25/34(1)(4)	861	844,652
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 4.874%, (1 mo. USD LIBOR + 3.25%), 5/25/25(4)	253	254,729
Series 2019-DNA3, Class B2, 9.774%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(4)	1,270	1,277,462
Series 2019-HQA2, Class B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 4/25/49(1)(4)	889	876,556
Series 2019-HQA3, Class B1, 4.624%, (1 mo. USD LIBOR + 3.00%), 9/25/49(1)(4)	410	385,198
Series 2019-HQA4, Class B1, 4.574%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(4)	290	277,318
Series 2020-DNA6, Class B1, 3.926%, (30-day average SOFR + 3.00%), 12/25/50(1)(4)	275	236,524
Series 2020-HQA2, Class B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(4)	569	531,095
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C04, Class 1M2, 6.524%, (1 mo. USD LIBOR + 4.90%), 11/25/24(4)	$484	$ 500,625
Series 2019-R01, Class 2B1, 5.974%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(4)	795	795,300
Series 2019-R02, Class 1B1, 5.774%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(4)	795	788,335
Series 2019-R03, Class 1B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(4)	795	786,778
Series 2019-R05, Class 1B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(4)	1,275	1,249,356
Series 2019-R06, Class 2B1, 5.374%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(4)	1,809	1,716,358
Series 2019-R07, Class 1B1, 5.024%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(4)	1,518	1,414,801
Series 2020-R02, Class 2B1, 4.624%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(4)	494	443,159
Series 2021-R01, Class 1B2, 6.926%, (30-day average SOFR + 6.00%), 10/25/41(1)(4)	2,287	1,921,163
Series 2021-R02, Class 2B1, 4.226%, (30-day average SOFR + 3.30%), 11/25/41(1)(4)	180	154,780
Home Re, Ltd.:
Series 2018-1, Class M2, 4.624%, (1 mo. USD LIBOR + 3.00%), 10/25/28(1)(4)	4,385	4,295,832
Series 2021-1, Class M1C, 3.924%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(4)	325	308,953
Series 2021-1, Class M2, 4.474%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(4)	1,295	1,182,955
Radnor Re, Ltd., Series 2021-2, Class M1A, 2.776%, (30-day average SOFR + 1.85%), 11/25/31(1)(4)	455	451,644
Total Collateralized Mortgage Obligations (identified cost $26,937,081)		$ 25,507,959

Commercial Mortgage-Backed Securities — 9.2%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(3)	$3,865	$ 3,241,822
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(3)	1,555	1,284,409
BBCMS Mortgage Trust, Series 2017-DELC, Class F, 4.824%, (1 mo. USD LIBOR + 3.50%), 8/15/36(1)(4)	1,610	1,511,616
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 2.974%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(4)	2,362	2,215,123
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class A, 2.424%, (1 mo. USD LIBOR + 1.10%), 7/15/30(1)(4)	406	405,848
Credit Suisse Mortgage Trust, Series 2022-CNTR, Class A, 5.223%, (1 mo. SOFR + 3.944%), 1/15/24(1)(4)	1,481	1,369,360
Extended Stay America Trust, Series 2021-ESH, Class D, 3.575%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(4)	2,251	2,178,113

7
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 4.874%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(4)	$1,660	$ 1,547,414
Series 2020-01, Class M10, 5.374%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(4)	2,252	2,032,039
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	605	171,518
Med Trust, Series 2021-MDLN, Class G, 6.575%, (1 mo. USD LIBOR + 5.25%), 11/15/38(1)(4)	1,130	1,026,318
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class E, 3.274%, (1 mo. USD LIBOR + 1.95%), 11/15/34(1)(4)(5)	671	653,748
Series 2017-CLS, Class F, 3.924%, (1 mo. USD LIBOR + 2.60%), 11/15/34(1)(4)(5)	2,946	2,860,674
Series 2019-BPR, Class B, 3.674%, (1 mo. USD LIBOR + 2.35%), 5/15/36(1)(4)(5)	2,621	2,507,944
Series 2019-BPR, Class C, 4.624%, (1 mo. USD LIBOR + 3.30%), 5/15/36(1)(4)(5)	960	905,098
VMC Finance, LLC, Series 2021-HT1, Class B, 6.112%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(4)	3,728	3,491,755
Total Commercial Mortgage-Backed Securities (identified cost $29,594,820)		$ 27,402,799

Convertible Bonds — 0.9%

Security	Principal Amount (000's omitted)	Value
Technology — 0.9%
1Life Healthcare, Inc., 3.00%, 6/15/25	$1,051	$ 867,600
ams-OSRAM AG, 0.875%, 9/28/22(6)	2,000	1,956,789
Total Convertible Bonds (identified cost $2,910,467)		$ 2,824,389

Corporate Bonds — 33.5%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.2%
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	$744	$ 695,871
		$ 695,871
Communications — 2.7%
AT&T, Inc.:
3.50%, 9/15/53	$1,059	$ 804,507
3.65%, 6/1/51	221	173,186
Security	Principal Amount (000's omitted)	Value
Communications (continued)
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	$2,493	$ 2,308,904
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,350	1,072,392
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	450	348,750
Nokia Oyj:
4.375%, 6/12/27	1,301	1,230,827
6.625%, 5/15/39	750	743,003
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	410	350,254
SES S.A., 5.30%, 4/4/43(1)	245	209,110
T-Mobile USA, Inc.:
2.25%, 2/15/26	277	249,786
2.625%, 4/15/26	776	705,671
		$ 8,196,390
Consumer, Cyclical — 5.3%
Air Canada, 3.875%, 8/15/26(1)	$1,040	$ 881,863
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	2,932	2,704,184
5.75%, 4/20/29(1)	267	228,864
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	625	541,462
6.875%, 11/1/35(7)	621	506,407
7.60%, 7/15/37	306	248,073
Brunswick Corp., 5.10%, 4/1/52	1,100	822,810
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	1,505	1,487,956
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	757	715,662
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	709	472,310
Ford Motor Co., 4.75%, 1/15/43	728	520,913
Ford Motor Credit Co., LLC, 3.375%, 11/13/25	1,294	1,169,284
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	635	540,744
4.375%, 1/15/31(1)	1,274	1,088,251
Macy's Retail Holdings, LLC, 4.30%, 2/15/43	495	312,776
Magallanes, Inc., 5.05%, 3/15/42(1)	1,762	1,501,811
MDC Holdings, Inc., 2.50%, 1/15/31	894	660,757
Powdr Corp., 6.00%, 8/1/25(1)	1,285	1,281,884
		$ 15,686,011
Consumer, Non-cyclical — 3.3%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$441	$ 398,467
4.25%, 11/1/29(1)	514	452,695
Avantor Funding, Inc., 4.625%, 7/15/28(1)	1,302	1,196,968
Avon Products, Inc., 8.45%, 3/15/43	429	415,707
Block Financial, LLC, 3.875%, 8/15/30	1,108	997,585

8
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Centene Corp.:
3.375%, 2/15/30	$469	$ 399,079
4.25%, 12/15/27	897	840,103
4.625%, 12/15/29	543	507,941
Hikma Finance USA, LLC, 3.25%, 7/9/25(6)	958	910,598
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)(7)	1,410	1,244,029
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	526	433,845
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	1,119	1,000,141
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	437	345,562
5.20%, 4/1/29(1)	595	585,158
		$ 9,727,878
Energy — 1.2%
NuStar Logistics, L.P.:
6.00%, 6/1/26	$340	$ 318,502
6.375%, 10/1/30	440	382,992
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	1,442	1,237,589
5.00%, 1/31/28(1)	1,875	1,701,787
		$ 3,640,870
Financial — 17.3%
AerCap Holdings N.V., 5.875% to 10/10/24, 10/10/79(7)(8)	$173	$ 148,449
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24	1,074	992,840
1.75%, 10/29/24	615	567,961
Air Lease Corp., 2.875%, 1/15/32	1,890	1,477,149
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	1,734	1,592,653
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	925	823,268
American Assets Trust, L.P., 3.375%, 2/1/31	1,010	865,341
American National Group, Inc., 6.144%, 6/13/32(1)	1,140	1,130,650
Bank of America Corp.:
2.60%, (SOFR + 1.10%), 4/25/25(4)	1,570	1,561,414
2.83%, (SOFR + 1.33%), 4/2/26(4)	1,576	1,556,056
3.846% to 3/8/32, 3/8/37(8)	4,962	4,294,499
BankUnited, Inc., 5.125%, 6/11/30	526	510,005
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(8)	1,538	1,304,947
Broadstone Net Lease, LLC, 2.60%, 9/15/31	305	249,075
CI Financial Corp.:
3.20%, 12/17/30	1,140	892,548
4.10%, 6/15/51	352	228,621
Citigroup, Inc.:
2.17%, (SOFR + 0.67%), 5/1/25(4)	1,609	1,578,706
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Citigroup, Inc.: (continued)
3.785% to 3/17/32, 3/17/33(8)	$1,485	$ 1,339,283
4.00% to 12/10/25(8)(9)	659	571,683
Enact Holdings, Inc., 6.50%, 8/15/25(1)	2,577	2,435,239
EPR Properties, 3.75%, 8/15/29	2,408	2,006,373
Goldman Sachs Group, Inc. (The):
2.08%, (SOFR + 0.58%), 3/8/24(4)	2,415	2,376,201
3.102% to 2/24/32, 2/24/33(8)	1,509	1,290,264
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	2,804	2,418,716
6.00%, 4/15/25(1)	774	742,518
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	929	761,780
5.00%, 7/15/28(1)	1,114	988,727
JPMorgan Chase & Co., 2.10%, (SOFR + 0.60%), 12/10/25(4)	1,611	1,558,714
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(8)	1,457	1,164,486
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(8)	864	686,027
3.624%, 6/3/30(1)	631	550,930
Newmark Group, Inc., 6.125%, 11/15/23	1,445	1,442,099
OneMain Finance Corp.:
3.50%, 1/15/27	693	555,381
7.125%, 3/15/26	966	895,067
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	842	620,423
Radian Group, Inc.:
4.875%, 3/15/27	1,415	1,270,283
6.625%, 3/15/25	505	493,935
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	447	370,666
3.875%, 3/1/31(1)	1,426	1,072,559
Sabra Health Care, L.P., 3.20%, 12/1/31	1,244	988,636
Societe Generale S.A., 6.221% to 6/15/32, 6/15/33(1)(8)	545	520,774
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(8)	729	707,439
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(8)	979	946,559
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	981	904,129
Truist Financial Corp., 5.10% to 3/1/30(8)(9)	868	789,880
UBS Group AG, 4.375% to 2/10/31(1)(8)(9)	534	392,009
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(8)	332	268,588
5.861% to 6/19/27, 6/19/32(1)(8)	700	616,760
		$ 51,520,310
Industrial — 0.7%
Imola Merger Corp., 4.75%, 5/15/29(1)	$1,423	$ 1,195,306

9
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial (continued)
Valmont Industries, Inc., 5.00%, 10/1/44	$937	$ 857,512
		$ 2,052,818
Technology — 1.4%
DXC Technology Co., 2.375%, 9/15/28	$248	$ 213,649
Kyndryl Holdings, Inc., 2.70%, 10/15/28(1)	2,135	1,702,444
Seagate HDD Cayman:
3.375%, 7/15/31	500	389,537
5.75%, 12/1/34	2,038	1,797,112
		$ 4,102,742
Utilities — 1.4%
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	$401	$ 318,424
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	790	672,416
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	1,861	1,726,877
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,760	1,534,483
		$ 4,252,200
Total Corporate Bonds (identified cost $112,842,350)		$ 99,875,090

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(10)(11)	$500	$ 463,820
Total High Social Impact Investments (identified cost $500,000)		$ 463,820

Mutual Funds — 0.2%

Security	Shares	Value
Fixed-Income Mutual Funds — 0.2%
Calvert Floating-Rate Advantage Fund, Class R6(12)	77,929	$ 672,524
Total Mutual Funds (identified cost $715,385)		$ 672,524

Preferred Stocks — 1.2%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.4%
NuStar Energy, L.P., Series B, 7.673%, (3 mo. USD LIBOR + 5.643%)(4)	53,308	$ 1,097,612
		$ 1,097,612
Real Estate Management & Development — 0.5%
Brookfield Property Partners, L.P., Series A, 5.75%	78,480	$ 1,340,438
		$ 1,340,438
Wireless Telecommunication Services — 0.3%
United States Cellular Corp.:
5.50%	25,650	$ 476,320
6.25%	27,000	553,500
		$ 1,029,820
Total Preferred Stocks (identified cost $4,304,833)		$ 3,467,870

Senior Floating-Rate Loans — 3.0%(13)

Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.4%
SkyMiles IP, Ltd., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 10/20/27	$1,100	$ 1,091,063
		$ 1,091,063
Auto Components — 0.2%
Clarios Global, L.P., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 4/30/26	$600	$ 559,500
		$ 559,500
Automobiles — 0.0%(14)
Bombardier Recreational Products, Inc., Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$135	$ 125,056
		$ 125,056
Diversified Telecommunication Services — 0.7%
CenturyLink, Inc., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$506	$ 466,580
Level 3 Financing, Inc., Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 3/1/27	142	131,642
UPC Financing Partnership, Term Loan, 4.324%, (1 mo. USD LIBOR + 3.00%), 1/31/29	500	474,583
Virgin Media Bristol, LLC, Term Loan, 4.574%, (1 mo. USD LIBOR + 3.25%), 1/31/29	500	479,375

10
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services (continued)
Ziggo Financing Partnership, Term Loan, 3.824%, (1 mo. USD LIBOR + 2.50%), 4/30/28	$510	$ 476,531
		$ 2,028,711
Health Care Providers & Services — 0.1%
Select Medical Corporation, Term Loan, 4.17%, (1 mo. USD LIBOR + 2.50%), 3/6/25	$325	$ 311,458
		$ 311,458
Health Care Technology — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 3/1/24	$272	$ 265,190
		$ 265,190
IT Services — 0.3%
Asurion, LLC:
Term Loan, 4.791%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$509	$ 489,958
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 12/23/26	296	268,720
Informatica, LLC, Term Loan, 4.438%, (1 mo. USD LIBOR + 2.75%), 10/27/28	299	284,849
		$ 1,043,527
Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$586	$ 551,844
		$ 551,844
Software — 0.6%
Banff Merger Sub, Inc., Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$442	$ 412,321
Hyland Software, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 7/1/24	705	682,834
Seattle Spinco, Inc., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 6/21/24	232	220,934
Ultimate Software Group, Inc. (The), Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 5/4/26	497	469,895
		$ 1,785,984
Specialty Retail — 0.4%
Petsmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$1,197	$ 1,128,532
		$ 1,128,532
Total Senior Floating-Rate Loans (identified cost $9,387,785)		$ 8,890,865

U.S. Government Agency Mortgage-Backed Securities — 1.0%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 4.50%, 30-Year, TBA(15)	$3,000	$ 3,011,485
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,027,422)		$ 3,011,485

U.S. Treasury Obligations — 16.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.25%, 3/15/24	$16,288	$ 15,554,404
0.25%, 5/31/25	14,310	13,206,845
1.25%, 4/30/28	50	45,109
1.743%, (3 mo. Treasury Bill Rate - 0.015%), 1/31/24(4)	14,818	14,835,271
2.75%, 4/30/27	5,250	5,179,658
Total U.S. Treasury Obligations (identified cost $50,124,680)		$ 48,821,287

Short-Term Investments — 5.7%
Affiliated Fund — 5.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(16)	15,254,123	$ 15,254,123
Total Affiliated Fund (identified cost $15,254,123)		$ 15,254,123
Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(17)	1,610,435	$ 1,610,435
Total Securities Lending Collateral (identified cost $1,610,435)		$ 1,610,435
Total Short-Term Investments (identified cost $16,864,558)		$ 16,864,558
Total Investments — 99.7% (identified cost $320,704,909)		$297,221,381
Other Assets, Less Liabilities — 0.3%		$ 957,445
Net Assets — 100.0%		$298,178,826

11
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $159,667,479 or 53.5% of the Fund's net assets.
(2)	Principal Amount is denominated in Canadian dollars.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2022.
(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2022.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of these securities is $2,867,387 or 1.0% of the Fund’s net assets.
(7)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $1,553,161.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	May be deemed to be an affiliated company (see Note 8).
(11)	Restricted security. Total market value of restricted securities amounts to $463,820, which represents 0.2% of the net assets of the Fund as of June 30, 2022.
(12)	Affiliated fund (see Note 8).
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	Amount is less than 0.05%.
(15)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(17)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	634,275	CAD	813,200	State Street Bank and Trust Company	8/31/22	$ 2,440	$ —
USD	535,159	CAD	686,265	State Street Bank and Trust Company	8/31/22	1,950	—
						$4,390	$ —
12
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.38.V2)	$ 1,510	5.00% (pays quarterly)(1)	5.78%	6/20/27	$ (42,778)	$ 50,911	$ 8,133
Total	$1,510				$(42,778)	$50,911	$8,133

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2022, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $1,509,750.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(6)	Short	9/21/22	$ (831,750)	$ 16,676
U.S. Ultra 10-Year Treasury Note	(196)	Short	9/21/22	(24,965,500)	300,452
U.S. Ultra-Long Treasury Bond	(64)	Short	9/21/22	(9,878,000)	218,767
					$535,895
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$500,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
USD	– United States Dollar
13
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $297,085,214) - including $1,553,161 of securities on loan	$ 273,903,450
Investments in securities of affiliated issuers, at value (identified cost $23,619,695)	23,317,931
Receivable for open forward foreign currency exchange contracts	4,390
Cash	204,154
Deposits for derivatives collateral:
Futures contracts	970,000
Centrally cleared swaps	137,940
Receivable for investments sold	3,058,878
Receivable for capital shares sold	805,556
Receivable for variation margin on open centrally cleared swap contracts	19,998
Dividends and interest receivable	1,607,499
Dividends and interest receivable - affiliated	38,194
Securities lending income receivable	599
Trustees' deferred compensation plan	269,878
Total assets	$304,338,467
Liabilities
Payable for variation margin on open futures contracts	$ 415,951
Payable for when-issued/delayed delivery/forward commitment securities	3,032,297
Payable for capital shares redeemed	587,698
Distributions payable	18,929
Deposits for securities loaned	1,610,435
Payable to affiliates:
Investment advisory fee	84,669
Administrative fee	29,730
Distribution and service fees	7,155
Sub-transfer agency fee	2,786
Trustees' deferred compensation plan	269,878
Other	22,494
Accrued expenses	77,619
Total liabilities	$ 6,159,641
Net Assets	$298,178,826
Sources of Net Assets
Paid-in capital	$ 317,760,307
Accumulated loss	(19,581,481)
Net Assets	$298,178,826
Class A Shares
Net Assets	$ 29,206,511
Shares Outstanding	2,042,140
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.30
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 14.78
14
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2022
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2022
Class C Shares
Net Assets	$ 1,238,761
Shares Outstanding	86,559
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 14.31
Class I Shares
Net Assets	$ 228,689,129
Shares Outstanding	16,034,021
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.26
Class R6 Shares
Net Assets	$ 39,044,425
Shares Outstanding	2,736,573
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.27

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
15
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income	$ 145,946
Dividend income - affiliated issuers	102,492
Interest and other income	4,562,465
Interest income - affiliated issuers	105,972
Securities lending income, net	7,649
Total investment income	$ 4,924,524
Expenses
Investment advisory fee	$ 517,150
Administrative fee	177,309
Distribution and service fees:
Class A	37,788
Class C	6,191
Trustees' fees and expenses	7,463
Custodian fees	6,121
Transfer agency fees and expenses	133,703
Accounting fees	33,568
Professional fees	19,016
Registration fees	41,468
Reports to shareholders	12,428
Miscellaneous	12,317
Total expenses	$ 1,004,522
Waiver and/or reimbursement of expenses by affiliate	$ (14,470)
Net expenses	$ 990,052
Net investment income	$ 3,934,472
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (1,147,862)
Investment securities - affiliated issuers	239,289
Swap contracts	1,232
Futures contracts	3,761,694
Foreign currency transactions	7,284
Forward foreign currency exchange contracts	6,642
Net realized gain	$ 2,868,279
Change in unrealized appreciation (depreciation):
Investment securities	$ (24,470,942)
Investment securities - affiliated issuers	(469,734)
Futures contracts	1,102,389
Swap contracts	8,133
Foreign currency	38
Forward foreign currency exchange contracts	4,390
Net change in unrealized appreciation (depreciation)	$(23,825,726)
Net realized and unrealized loss	$(20,957,447)
Net decrease in net assets from operations	$(17,022,975)
16
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,934,472	$ 5,281,811
Net realized gain	2,868,279	5,193,035
Net change in unrealized appreciation (depreciation)	(23,825,726)	(2,711,823)
Net increase (decrease) in net assets from operations	$ (17,022,975)	$ 7,763,023
Distributions to shareholders:
Class A	$ (374,338)	$ (918,389)
Class C	(10,774)	(31,820)
Class I	(3,036,588)	(5,856,583)
Class R6	(592,871)	(1,401,674)
Total distributions to shareholders	$ (4,014,571)	$ (8,208,466)
Capital share transactions:
Class A	$ 514,922	$ 7,191,354
Class C	77,824	26,741
Class I	44,329,206	50,991,323
Class R6	(5,558,680)	17,695,205
Net increase in net assets from capital share transactions	$ 39,363,272	$ 75,904,623
Net increase in net assets	$ 18,325,726	$ 75,459,180
Net Assets
At beginning of period	$ 279,853,100	$ 204,393,920
At end of period	$298,178,826	$279,853,100
17
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2022
Financial Highlights

	Class A
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 15.35	$ 15.31	$ 15.15	$ 14.64	$ 15.07	$ 15.08
Income (Loss) From Operations
Net investment income(1)	$ 0.18	$ 0.34	$ 0.40	$ 0.46	$ 0.44	$ 0.37
Net realized and unrealized gain (loss)	(1.05)	0.21	0.16	0.52	(0.42)	0.11
Total income (loss) from operations	$ (0.87)	$ 0.55	$ 0.56	$ 0.98	$ 0.02	$ 0.48
Less Distributions
From net investment income	$ (0.18)	$ (0.34)	$ (0.39)	$ (0.47)	$ (0.45)	$ (0.37)
From net realized gain	—	(0.17)	—	—	—	(0.12)
Tax return of capital	—	—	(0.01)	—	—	—
Total distributions	$ (0.18)	$ (0.51)	$ (0.40)	$ (0.47)	$ (0.45)	$ (0.49)
Net asset value — End of period	$ 14.30	$ 15.35	$ 15.31	$ 15.15	$ 14.64	$ 15.07
Total Return(2)	(5.68)% (3)	3.62%	3.86%	6.76%	0.12%	3.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,207	$30,844	$23,704	$26,711	$24,045	$15,220
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.91% (5)	0.92%	0.93%	0.96%	0.93%	1.09%
Net expenses	0.90% (5)(6)	0.90%	0.92%	0.94%	0.93%	1.08%
Net investment income	2.43% (5)	2.18%	2.70%	3.05%	2.96%	2.41%
Portfolio Turnover	26% (3)(7)	96% (7)	104% (7)	87%	88%	111%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
18
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 15.35	$ 15.32	$ 15.16	$ 14.65	$ 15.08	$ 15.09
Income (Loss) From Operations
Net investment income(1)	$ 0.12	$ 0.22	$ 0.29	$ 0.35	$ 0.33	$ 0.26
Net realized and unrealized gain (loss)	(1.03)	0.21	0.16	0.52	(0.42)	0.10
Total income (loss) from operations	$ (0.91)	$ 0.43	$ 0.45	$ 0.87	$ (0.09)	$ 0.36
Less Distributions
From net investment income	$ (0.13)	$ (0.23)	$ (0.28)	$ (0.36)	$ (0.34)	$ (0.25)
From net realized gain	—	(0.17)	—	—	—	(0.12)
Tax return of capital	—	—	(0.01)	—	—	—
Total distributions	$ (0.13)	$ (0.40)	$ (0.29)	$ (0.36)	$ (0.34)	$ (0.37)
Net asset value — End of period	$14.31	$15.35	$15.32	$15.16	$14.65	$15.08
Total Return(2)	(5.96)% (3)	2.77%	3.08%	6.03%	(0.68)%	2.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,239	$ 1,249	$ 1,223	$ 1,031	$ 934	$ 649
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.66% (5)	1.67%	1.68%	1.71%	1.68%	3.42%
Net expenses	1.65% (5)(6)	1.65%	1.67%	1.70%	1.68%	1.84%
Net investment income	1.69% (5)	1.42%	1.95%	2.30%	2.20%	1.69%
Portfolio Turnover	26% (3)(7)	96% (7)	104% (7)	87%	88%	111%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
19
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 15.30	$ 15.27	$ 15.11	$ 14.60	$ 15.02	$ 15.04
Income (Loss) From Operations
Net investment income(1)	$ 0.20	$ 0.38	$ 0.43	$ 0.50	$ 0.48	$ 0.43
Net realized and unrealized gain (loss)	(1.04)	0.20	0.17	0.52	(0.41)	0.10
Total income (loss) from operations	$ (0.84)	$ 0.58	$ 0.60	$ 1.02	$ 0.07	$ 0.53
Less Distributions
From net investment income	$ (0.20)	$ (0.38)	$ (0.43)	$ (0.51)	$ (0.49)	$ (0.43)
From net realized gain	—	(0.17)	—	—	—	(0.12)
Tax return of capital	—	—	(0.01)	—	—	—
Total distributions	$ (0.20)	$ (0.55)	$ (0.44)	$ (0.51)	$ (0.49)	$ (0.55)
Net asset value — End of period	$ 14.26	$ 15.30	$ 15.27	$ 15.11	$ 14.60	$ 15.02
Total Return(2)	(5.52)% (3)	3.81%	4.12%	7.06%	0.43%	3.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$228,689	$200,170	$149,364	$132,062	$119,207	$93,868
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.66% (5)	0.67%	0.68%	0.71%	0.68%	0.70%
Net expenses	0.65% (5)(6)	0.65%	0.67%	0.67%	0.65%	0.65%
Net investment income	2.68% (5)	2.42%	2.95%	3.32%	3.22%	2.82%
Portfolio Turnover	26% (3)(7)	96% (7)	104% (7)	87%	88%	111%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
20
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2022
Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,		Period Ended December 31,
		2021	2020	2019 (1)
Net asset value — Beginning of period	$ 15.31	$ 15.27	$ 15.11	$ 15.00
Income (Loss) From Operations
Net investment income	$ 0.20(2)	$ 0.39(2)	$ 0.44(2)	$ 0.33
Net realized and unrealized gain (loss)	(1.03)	0.21	0.17	0.11
Total income (loss) from operations	$ (0.83)	$ 0.60	$ 0.61	$ 0.44
Less Distributions
From net investment income	$ (0.21)	$ (0.39)	$ (0.44)	$ (0.33)
From net realized gain	—	(0.17)	—	—
From return of capital	—	—	(0.01)	—
Total distributions	$ (0.21)	$ (0.56)	$ (0.45)	$ (0.33)
Net asset value — End of period	$ 14.27	$ 15.31	$ 15.27	$ 15.11
Total Return(3)	(5.54)% (4)	3.96%	4.20%	2.97% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,044	$47,590	$30,102	$41,304
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.57% (6)	0.59%	0.60%	0.61% (6)
Net expenses	0.56% (6)(7)	0.57%	0.59%	0.61% (6)
Net investment income	2.76% (6)	2.49%	3.05%	3.27% (6)
Portfolio Turnover	26% (4)(8)	96% (8)	104% (8)	87% (9)

(1)	For the period from the commencement of operations, May 1, 2019, to December 31, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	For the year ended December 31, 2019.
21
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Flexible Bond Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek positive absolute returns over a full market cycle, regardless of market conditions. The Fund invests primarily in bonds and/or instruments that provide exposure to bonds, including debt securities of any maturity.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% (0.80% prior to April 29, 2022) may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2
22

Calvert
Flexible Bond Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 59,418,735	$ —	$ 59,418,735
Collateralized Mortgage Obligations	—	25,507,959	—	25,507,959
Commercial Mortgage-Backed Securities	—	27,402,799	—	27,402,799
Convertible Bonds	—	2,824,389	—	2,824,389
Corporate Bonds	—	99,875,090	—	99,875,090
High Social Impact Investments	—	463,820	—	463,820
Mutual Funds	672,524	—	—	672,524
Preferred Stocks	3,467,870	—	—	3,467,870
Senior Floating-Rate Loans	—	8,890,865	—	8,890,865
U.S. Government Agency Mortgage-Backed Securities	—	3,011,485	—	3,011,485
U.S. Treasury Obligations	—	48,821,287	—	48,821,287
Short-Term Investments:
Affiliated Fund	15,254,123	—	—	15,254,123
Securities Lending Collateral	1,610,435	—	—	1,610,435
Total Investments	$21,004,952	$276,216,429	$ —	$297,221,381
Forward Foreign Currency Exchange Contracts	$ —	$ 4,390	$ —	$ 4,390
Futures Contracts	535,895	—	—	535,895
Total	$21,540,847	$276,220,819	$ —	$297,761,666
Liability Description
Swap Contracts	$ —	$ (42,778)	$ —	$ (42,778)
Total	$ —	$ (42,778)	$ —	$ (42,778)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on
23

Calvert
Flexible Bond Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Credit Default Swaps— Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/ moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value
24

Calvert
Flexible Bond Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 1A and 5. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
I  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
J  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
K  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
L  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
M   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
N  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
O  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
25

Calvert
Flexible Bond Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

P  Interim Financial Statements— The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.35% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2022, the investment advisory fee amounted to $517,150.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment advisory fee paid was reduced by $4,244 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by CRM. CRM did not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.93%, 1.68%, 0.68% and 0.65% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2023. CRM has also agreed to waive its investment advisory fee on the portion of Fund assets allocated to an affiliated fund. For the six months ended June 30, 2022, CRM waived or reimbursed expenses of $10,226.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended June 30, 2022, CRM was paid administrative fees of $177,309.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2022 amounted to $37,788 and $6,191 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $3,701 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2022. The Fund was also informed that EVD received $198 and $83 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $2,620 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
26

Calvert
Flexible Bond Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Activity
During the six months ended June 30, 2022, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns and principal repayments on senior floating-rate loans, were $78,825,708 and $56,350,416, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $33,190,866 and $15,378,161, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$320,942,951
Gross unrealized appreciation	$ 560,365
Gross unrealized depreciation	(23,733,517)
Net unrealized depreciation	$ (23,173,152)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, swap contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2022 is included in the Schedule of Investments. At June 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the six months ended June 30, 2022, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: During the six months ended June 30, 2022, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the six months ended June 30, 2022, the Fund used futures contracts and options thereon to hedge interest rate risk and to manage duration.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2022, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a
27

Calvert
Flexible Bond Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At June 30, 2022, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Credit	Swap contracts (centrally cleared)	Accumulated loss	$ —	$ (42,778)(1)
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	4,390	—
Interest rate	Futures contracts	Accumulated loss	535,895 (1)	—
Total			$540,285	$(42,778)
Derivatives not subject to master netting agreements			$535,895	$(42,778)
Total Derivatives subject to master netting agreements			$ 4,390	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement for such assets as of June 30, 2022.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$4,390	$ —	$ —	$ —	$4,390

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
28

Calvert
Flexible Bond Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2022 was as follows:
Statement of Operations Caption	Credit	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Investment securities(1)	$ —	$ —	$ 99,178	$ 99,178
Forward foreign currency exchange contracts	—	6,642	—	6,642
Futures contracts	—	—	3,761,694	3,761,694
Swap contracts (centrally cleared)	1,232	—	—	1,232
Total	$1,232	$6,642	$3,860,872	$3,868,746
Change in unrealized appreciation (depreciation):
Investment securities(1)	$ —	$ —	$ 18,707	$ 18,707
Forward foreign currency exchange contracts	—	4,390	—	4,390
Futures contracts	—	—	1,102,389	1,102,389
Swap contracts (centrally cleared)	8,133	—	—	8,133
Total	$8,133	$4,390	$1,121,096	$1,133,619

(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended June 30, 2022, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$27,303,000	$36,451,000	$835,000	$216,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased options contracts outstanding during the six months ended June 30, 2022, which is indicative of the volume of this derivative type, was approximately 60 contracts.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2022, the total value of securities on loan, including accrued interest, was $1,574,574 and the total value of collateral received was $1,610,435, comprised of cash.
29

Calvert
Flexible Bond Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$1,610,435	$ —	$ —	$ —	$1,610,435
The carrying amount of the liability for deposits for securities loaned at June 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2022.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2022.
8  Affiliated Issuers and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
In addition to the Notes, the Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2022, the value of the Fund's investment in the Notes and affiliated issuers and funds was $23,317,931, which represents 7.8% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class E, 3.274%, (1 mo. USD LIBOR + 1.95%), 11/15/34	$ 670,116	$ —	$ —	$ —	$ (16,373)	$ 653,748	$ 8,208	$ 671,000
Series 2017-CLS, Class F, 3.924%, (1 mo. USD LIBOR + 2.60%), 11/15/34	2,189,100	744,258	—	—	(70,713)	2,860,674	43,068	2,946,000
Series 2019-BPR, Class B, 3.674%, (1 mo. USD LIBOR + 2.35%), 5/15/36	2,501,861	—	—	—	5,194	2,507,944	33,932	2,621,000
Series 2019-BPR, Class C, 4.624%, (1 mo. USD LIBOR + 3.30%) 5/15/36	874,265	—	—	—	30,833	905,098	17,014	960,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	489,530	—	—	—	(25,710)	463,820	3,750	500,000
30

Calvert
Flexible Bond Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares/Units, end of period
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	$ 8,680,782	$ 3,000,000	$(10,856,391)	$ 240,651	$ (392,518)	$ 672,524	$ 69,024	77,929
Short-Term Investments
Cash Reserves Fund	14,462,361	67,066,629	(81,527,181)	(1,362)	(447)	—	7,310	—
Liquidity Fund	—	63,857,974	(48,603,851)	—	—	15,254,123	26,158	15,254,123
Total				$239,289	$ (469,734)	$23,317,931	$208,464

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the six months ended June 30, 2022 and the year ended December 31, 2021 were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	406,444	$ 6,072,036	924,682	$ 14,390,599
Reinvestment of distributions	24,101	355,823	54,856	847,704
Shares redeemed	(398,444)	(5,913,610)	(519,560)	(8,074,411)
Converted from Class C	45	673	1,760	27,462
Net increase	32,146	$ 514,922	461,738	$ 7,191,354
Class C
Shares sold	7,888	$ 117,424	33,833	$ 527,810
Reinvestment of distributions	694	10,242	1,943	30,005
Shares redeemed	(3,296)	(49,169)	(32,552)	(503,612)
Converted to Class A	(45)	(673)	(1,759)	(27,462)
Net increase	5,241	$ 77,824	1,465	$ 26,741
Class I
Shares sold	6,110,560	$ 91,048,405	8,072,554	$125,124,841
Reinvestment of distributions	200,492	2,949,648	362,291	5,585,145
Shares redeemed	(3,356,995)	(49,668,847)	(5,136,037)	(79,718,663)
Net increase	2,954,057	$ 44,329,206	3,298,808	$ 50,991,323
Class R6
Shares sold	42,808	$ 643,486	1,129,019	$ 17,556,104
Reinvestment of distributions	40,209	592,768	89,979	1,387,151
Shares redeemed	(455,397)	(6,794,934)	(80,926)	(1,248,050)
Net increase (decrease)	(372,380)	$ (5,558,680)	1,138,072	$ 17,695,205
31

Calvert
Flexible Bond Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

At June 30, 2022, Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund owned 4.9% and 4.8%, respectively, of the value of the outstanding shares of the Fund.
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
32

Calvert
Flexible Bond Fund
June 30, 2022
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a video conference meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 14, 2022, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period. The meeting was held by video conference due to circumstances related to current or potential effects of COVID-19 pursuant to temporary exemptive relief issued by the Securities and Exchange Commission.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
33

Calvert
Flexible Bond Fund
June 30, 2022
Board of Trustees' Contract Approval — continued

•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Flexible Bond Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2021. This performance data indicated that the Fund had outperformed the median of its peer universe and benchmark index for the one-, three- and five-year periods ended December 31, 2021. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser
34

Calvert
Flexible Bond Fund
June 30, 2022
Board of Trustees' Contract Approval — continued

and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
35

Calvert
Flexible Bond Fund
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 14, 2022, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
36

Calvert
Flexible Bond Fund
June 30, 2022
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
37

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

38

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
39

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
40

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24176     6.30.22

Calvert
Responsible Municipal Income Fund
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report June 30, 2022
Calvert
Responsible Municipal Income Fund

Calvert
Responsible Municipal Income Fund
June 30, 2022
Performance

Portfolio Manager(s) Cynthia J. Clemson and William J. Delahunty, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	08/23/1983	08/23/1983	(8.76)%	(8.57)%	0.89%	1.69%	4.98%
Class A with 3.25% Maximum Sales Charge	—	—	(11.72)	(11.53)	0.23	1.36	4.89
Class C at NAV	07/15/2015	07/15/2015	(9.10)	(9.31)	0.13	—	0.75
Class C with 1% Maximum Sales Charge	—	—	(10.01)	(10.22)	0.13	—	0.75
Class I at NAV	07/15/2015	08/23/1983	(8.68)	(8.43)	1.17	1.90	5.03

Bloomberg Municipal Bond Index	—	—	(8.98)%	(8.57)%	1.51%	2.38%	6.12%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.87%	1.62%	0.62%
Net	0.75	1.50	0.50

% SEC Yield[4]	Class A	Class C	Class I
SEC 30-day Yield - Subsidized	1.93%	1.24%	2.27%
SEC 30-day Yield - Unsubsidized	1.82	1.13	2.15
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Responsible Municipal Income Fund
June 30, 2022
Fund Profile

Credit Quality (% of bonds and municipal obligations)*

* For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Calvert
Responsible Municipal Income Fund
June 30, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profile subject to change due to active management.
4

Calvert
Responsible Municipal Income Fund
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 912.40	$3.56 **	0.75%
Class C	$1,000.00	$ 909.00	$7.10 **	1.50%
Class I	$1,000.00	$ 913.20	$2.37 **	0.50%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.08	$3.76 **	0.75%
Class C	$1,000.00	$1,017.36	$7.50 **	1.50%
Class I	$1,000.00	$1,022.32	$2.51 **	0.50%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Responsible Municipal Income Fund
June 30, 2022
Schedule of Investments (Unaudited)

Corporate Bonds — 2.2%

Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical — 0.1%
YMCA of Greater New York, 2.303%, 8/1/26	$265	$ 242,873
		$ 242,873
Consumer, Non-cyclical — 0.7%
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	$3,493	$ 3,228,191
		$ 3,228,191
Industrial — 0.6%
Nature Conservancy (The):
Series A, 0.794%, 7/1/25	$1,450	$ 1,343,523
Series A, 0.944%, 7/1/26	1,285	1,156,536
		$ 2,500,059
Other Revenue — 0.8%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$4,000	$ 3,636,957
		$ 3,636,957
Total Corporate Bonds (identified cost $10,561,784)		$ 9,608,080

Tax-Exempt Mortgage-Backed Securities — 2.1%

Security	Principal Amount (000's omitted)	Value
Housing — 2.1%
California Housing Finance Agency, Municipal Certificates:
Series 2021-1, Class A, 3.50%, 11/20/35	$2,577	$ 2,406,949
Series 2021-3, Class A, 3.25%, 8/20/36	2,478	2,258,887
National Finance Authority, NH, Municipal Certificates, Series 2022-1, Class A, 4.375%, 9/20/36	3,000	2,880,870
Washington Housing Finance Commission, Municipal Certificates, Series 2021-1, Class A, 3.50%, 12/20/35	1,615	1,477,845
Total Tax-Exempt Mortgage-Backed Securities (identified cost $10,272,265)		$ 9,024,551

Tax-Exempt Municipal Obligations — 90.5%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 6.6%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund):
Green Bonds, 5.00%, 10/1/25	$2,165	$ 2,360,781
Security	Principal Amount (000's omitted)	Value
Bond Bank (continued)
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund): (continued)
Green Bonds, 5.00%, 10/1/31	$1,000	$ 1,120,970
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	1,140	1,252,746
Illinois Finance Authority, (Clean Water Initiative Revolving Fund), 5.00%, 7/1/32	1,500	1,629,735
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/29	2,000	2,202,600
Iowa Finance Authority, (State Revolving Fund), Green Bonds, 5.00%, 8/1/35	1,500	1,663,560
Michigan Finance Authority, (Clean Water Revolving Fund):
3.00%, 10/1/36	1,500	1,413,705
3.00%, 10/1/37	1,390	1,284,013
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/25	2,000	2,166,920
Oklahoma Water Resources Board:
4.00%, 10/1/31	120	128,165
4.00%, 10/1/32	430	455,895
4.00%, 10/1/34	150	157,008
Rhode Island Infrastructure Bank, (Safe Drinking Water Revolving Fund), Green Bonds, 4.00%, 10/1/34	2,650	2,832,585
Texas Water Development Board, (State Revolving Fund):
4.00%, 8/1/37	2,750	2,811,572
5.00%, 8/1/28	1,000	1,138,390
5.00%, 8/1/29	1,100	1,266,859
Texas Water Development Board, (State Water Implementation Revenue Fund), 5.00%, 10/15/27	2,500	2,825,850
Wisconsin, Environmental Improvement Fund Revenue, Green Bonds, 5.00%, 6/1/34	1,295	1,477,478
		$ 28,188,832
Education — 11.7%
Arizona State University:
Green Bonds, 5.00%, 7/1/39	$2,000	$ 2,212,180
Green Bonds, 5.00%, 7/1/41	3,000	3,154,560
Build NYC Resource Corp., NY, (Academic Leadership Charter School):
4.00%, 6/15/23	100	101,011
4.00%, 6/15/24	120	121,608
4.00%, 6/15/25	110	111,390
4.00%, 6/15/26	110	111,102
4.00%, 6/15/27	80	80,593
4.00%, 6/15/28	125	125,104
4.00%, 6/15/30	100	98,247
4.00%, 6/15/31	100	97,120

6
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/33	$920	$ 1,004,060
Green Bonds, 5.00%, 10/1/36	765	830,928
Green Bonds, 5.00%, 10/1/38	730	786,166
Clifton Higher Education Finance Corp., TX, (Idea Public Schools):
5.00%, 8/15/25	360	382,846
5.00%, 8/15/28	300	327,825
District of Columbia, (Gallaudet University):
Social Bonds, 5.00%, 4/1/26	300	322,254
Social Bonds, 5.00%, 4/1/27	300	326,625
Social Bonds, 5.00%, 4/1/28	325	356,610
Social Bonds, 5.00%, 4/1/29	300	331,425
Social Bonds, 5.00%, 4/1/30	300	333,618
Social Bonds, 5.00%, 4/1/31	325	363,542
District of Columbia, (Rocketship DC Obligated Group):
5.00%, 6/1/29(1)	360	369,432
5.00%, 6/1/31(1)	1,000	1,027,560
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/33	500	556,105
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,078,160
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130	1,161,674
Kansas Development Finance Authority, (Wichita State University), 3.00%, 6/1/31	1,925	1,908,099
Kentucky Bond Development Corp., (Transylvania University):
2.00%, 3/1/23	160	160,219
5.00%, 3/1/27	80	87,189
5.00%, 3/1/28	100	109,826
5.00%, 3/1/29	155	171,618
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School):
4.00%, 6/1/25	965	981,723
4.00%, 6/1/26	500	508,500
4.00%, 6/1/29	1,130	1,137,435
Los Ranchos de Albuquerque, NM, (Albuquerque Academy):
5.00%, 9/1/27	350	385,291
5.00%, 9/1/28	225	249,923
5.00%, 9/1/29	400	448,364
Louisiana Public Facilities Authority, (Loyola University), 5.00%, 10/1/26	215	229,005
Maricopa County Industrial Development Authority, AZ, (Arizona Autism Charter Schools), 4.00%, 7/1/31(1)	250	227,495
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 3.00%, 7/1/31(1)	500	433,245
Security	Principal Amount (000's omitted)	Value
Education (continued)
Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), 2.45% to 4/1/26 (Put Date), 11/1/30	$2,250	$ 2,231,572
Miami University, OH, 5.00%, 9/1/24	600	635,070
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
Green Bonds, 5.00%, 10/1/28	600	662,346
Green Bonds, 5.00%, 10/1/29	635	702,710
Green Bonds, 5.00%, 10/1/30	445	494,306
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	670	683,722
Montgomery County Industrial Development Authority, PA, (Germantown Academy), 4.00%, 10/1/36	450	423,716
New York Dormitory Authority, (Cornell University), Green Bonds, 5.00%, 7/1/26	500	552,810
Ohio State University, 5.00%, 12/1/29	1,915	2,187,504
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550	1,561,656
Public Finance Authority, WI, (Coral Academy of Science Las Vegas):
4.00%, 7/1/24	300	301,569
4.00%, 7/1/31	325	306,527
4.00%, 7/1/41	1,000	861,140
Public Finance Authority, WI, (Roseman University of Health Sciences), 4.00%, 4/1/32(1)	900	867,114
University of Arizona, Green Bonds, 5.00%, 6/1/42	2,000	2,124,360
University of Connecticut:
5.00%, 5/1/24	2,000	2,103,740
5.00%, 5/1/26	1,600	1,754,064
University of South Carolina, 5.00%, 5/1/24	440	464,200
University of Utah, Green Bonds, 5.00%, 8/1/37(2)	3,150	3,665,245
University of Washington, 4.00% to 8/1/27 (Put Date), 5/1/48	2,000	2,128,460
University System of Maryland, 5.00%, 4/1/25	2,425	2,604,062
		$ 50,125,570
Electric Utilities — 2.0%
Douglas County Public Utility District No. 1, WA:
4.00%, 9/1/39	$2,000	$ 2,020,960
4.00%, 9/1/40	2,000	2,011,220
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/31	1,000	1,123,730
Southern California Public Power Authority, Green Bonds, 5.00%, 4/1/24	1,460	1,526,854
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,145,917
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	723,100
		$ 8,551,781

7
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 2.4%
Build NYC Resource Corp., NY, (YMCA of Greater New York), Prerefunded to 8/1/25, 4.00%, 8/1/36	$1,915	$ 2,012,856
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, Prerefunded to 11/1/25, 4.00%, 11/1/33	1,100	1,164,680
Green Bonds, Prerefunded to 11/1/25, 5.00%, 11/1/35	1,000	1,091,360
Green Bonds, Prerefunded to 11/1/25, 5.00%, 11/1/45	2,500	2,728,400
Massachusetts Water Resources Authority, Green Bonds, Prerefunded to 8/1/26, 5.00%, 8/1/40	1,000	1,108,270
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	85	98,262
Rhode Island Clean Water Finance Agency, (Water Pollution Control Revolving Fund):
Prerefunded to 10/1/23, 5.00%, 10/1/30	1,000	1,039,880
Prerefunded to 10/1/23, 5.00%, 10/1/31	1,000	1,039,880
		$ 10,283,588
General Obligations — 27.3%
Bartow County School District, GA, 5.00%, 10/1/25	$2,200	$ 2,395,338
Bexar County, TX, Prerefunded to 6/15/25, 4.00%, 6/15/32	2,000	2,107,460
Boston, MA, 5.00%, 11/1/27	5,000	5,671,250
Broward County School District, FL, 5.00%, 7/1/27	5,155	5,782,415
California:
4.00%, 9/1/32	1,000	1,030,120
5.00%, 4/1/35	1,500	1,672,995
Green Bonds, 3.75%, 10/1/37	1,000	999,480
Chicago Board of Education, IL, 5.00%, 12/1/31	2,500	2,618,625
Connecticut:
5.00%, 9/15/28	1,000	1,135,360
Green Bonds, 5.00%, 11/15/31	1,000	1,050,220
Corvallis School District No. 509J, OR, 5.00%, 6/15/26	3,790	4,185,183
Desert Sands Unified School District, CA, (Election of 2014), 5.00%, 8/1/39	2,000	2,163,520
Fort Bend Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	750	829,042
Franklin Regional School District, PA, 5.00%, 5/1/27	100	111,800
Grapevine-Colleyville Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/28	4,000	4,308,280
Groton, CT, Green Bonds, 4.125%, 4/1/42	1,000	998,180
Hampton, VA, Green Bonds, 3.00%, 9/1/34	500	466,055
Hawaii, 4.00%, 10/1/34	2,000	2,079,300
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	2,300	2,342,780
Indianapolis Public Schools, IN:
Social Bonds, 5.00%, 1/15/25	1,000	1,065,490
Social Bonds, 5.00%, 7/15/25	1,000	1,075,070
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/36	3,425	3,644,508
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Johnson City, TN:
5.00%, 3/1/26	$2,385	$ 2,614,556
5.00%, 3/1/27	2,500	2,792,725
Johnson County Unified School District No. 229, KS, 3.00%, 10/1/28	2,000	2,020,240
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460	2,547,305
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,068,860
Madison County, TN, 5.00%, 5/1/25	1,170	1,260,909
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000	2,161,000
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670	1,799,442
Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000	1,121,210
Montgomery County, TN, 5.00%, 4/1/24	3,000	3,156,840
New York, NY, 5.00%, 8/1/26	2,000	2,089,060
North East Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/26	1,000	1,104,830
North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN:
4.00%, 2/1/31	1,000	1,066,540
5.00%, 2/1/33	650	724,289
Northside Independent School District, TX:
(PSF Guaranteed), 4.00%, 8/1/31	930	995,593
(PSF Guaranteed), 4.00%, 8/1/32	400	425,460
Passaic County Improvement Authority, NJ, (Paterson Board of Education):
Green Bonds, 3.00%, 2/1/42	1,175	1,001,476
Green Bonds, 4.00%, 2/1/33	250	265,393
Ramsey County, MN, 5.00%, 2/1/29	1,000	1,147,320
Richardson Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	750	787,710
Salem-Keizer School District No. 24J, OR, 4.00%, 6/15/37	5,000	5,145,200
San Diego Unified School District, CA, (Election of 2012), Green Bonds, 5.00%, 7/1/30	2,000	2,210,820
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/24	1,130	1,199,744
Green Bonds, 5.00%, 8/1/26	1,000	1,108,690
Green Bonds, 5.00%, 8/1/27	1,000	1,128,610
Green Bonds, 5.00%, 8/1/28	1,000	1,143,840
Green Bonds, 5.00%, 8/1/33	1,000	1,102,460
Green Bonds, 5.00%, 8/1/35	1,120	1,266,283
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/27	1,725	1,922,512
Summit County, UT:
5.00%, 6/15/29	1,350	1,560,789
5.00%, 6/15/30	2,835	3,315,561
Texas, (AMT), 5.00%, 8/1/34	4,185	4,801,618

8
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Tualatin Hills Park & Recreation District, OR, Green Bonds, 5.00%, 6/1/25	$2,450	$ 2,642,153
Waco, TX, 4.00%, 2/1/26	2,005	2,118,884
Watertown, MA, Green Bonds, 5.00%, 6/15/31	1,325	1,566,574
West Haven, CT, 4.00%, 9/15/24	260	269,498
Will County, IL:
Green Bonds, 5.00%, 11/15/26	450	498,794
Green Bonds, 5.00%, 11/15/28	1,000	1,139,060
Green Bonds, 5.00%, 11/15/29	900	1,037,286
Wyandotte County Unified School District No. 203, KS, 4.00%, 9/1/23	1,545	1,584,135
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000	1,092,460
		$116,738,200
Hospital — 4.8%
Colorado Health Facilities Authority, (Craig Hospital):
5.00%, 12/1/26(2)	$1,010	$ 1,088,649
5.00%, 12/1/27(2)	1,075	1,169,009
5.00%, 12/1/28(2)	1,125	1,232,370
DuBois Hospital Authority, PA, (Penn Highlands Healthcare):
5.00%, 7/15/32	820	883,427
5.00%, 7/15/34	890	952,033
5.00%, 7/15/35	930	992,645
Idaho Health Facilities Authority, (St. Luke's Health System):
4.00%, 3/1/39	710	694,046
4.00%, 3/1/40	845	822,084
4.00%, 3/1/41	805	779,699
Indiana Finance Authority, (Good Samaritan Hospital):
4.00%, 4/1/35	1,205	1,133,869
4.00%, 4/1/36	2,520	2,347,556
Massachusetts Development Finance Agency, (Boston Medical Center), Green Bonds, 5.00%, 7/1/44	3,000	3,042,420
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500	525,125
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000	1,899,700
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00%, 6/1/27	1,000	1,104,010
New York City Health and Hospitals Corp., NY, 4.00%, 2/15/28	1,000	1,068,510
Paulding County Hospital Authority, GA, (WellStar Health System, Inc.):
5.00%, 4/1/26	300	322,476
5.00%, 4/1/27	175	190,692
5.00%, 4/1/28	420	460,849
		$ 20,709,169
Security	Principal Amount (000's omitted)	Value
Housing — 7.9%
Alaska Housing Finance Corp.:
Social Bonds, 5.00%, 6/1/28(2)	$350	$ 391,842
Social Bonds, 5.00%, 12/1/28(2)	400	450,320
Social Bonds, 5.00%, 6/1/29(2)	440	495,053
Social Bonds, 5.00%, 12/1/29(2)	360	406,836
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	1,240	1,313,780
Cuyahoga Metropolitan Housing Authority, OH, 2.00%, 12/1/31	1,250	1,085,387
District of Columbia Housing Finance Agency, 1.70% to 3/1/25 (Put Date), 9/1/41	2,000	1,940,340
Independent Cities Finance Authority, CA, (Castle Mobile Estates):
3.00%, 5/15/23	170	171,396
3.00%, 5/15/24	175	177,839
3.00%, 5/15/25	185	183,831
3.00%, 5/15/26	190	187,302
3.00%, 5/15/31	500	460,990
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/31	1,020	1,015,696
4.00%, 5/15/34	1,145	1,121,207
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park):
3.00%, 9/15/26	270	265,340
3.00%, 9/15/27	275	267,407
3.00%, 9/15/28	285	273,304
3.00%, 9/15/29	295	278,905
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,579,835
4.35%, 7/1/50	1,000	994,360
Massachusetts Housing Finance Agency:
(AMT), 3.30%, 12/1/28	750	742,027
Sustainability Bonds, 2.30%, 12/1/24	1,500	1,495,080
Sustainability Bonds, 2.80%, 12/1/26	1,000	990,520
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	4,000	3,708,120
3.80%, 11/1/30	1,000	1,005,230
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	1,704,696
Sustainable Development Bonds, 1.75%, 11/1/32	1,060	854,540
New York Housing Finance Agency:
Sustainability Bonds, (FHLMC / FNMA / SONYMA), 2.85%, 11/1/39	2,000	1,672,520
Sustainability Bonds, (SONYMA), 0.75%, 11/1/25	3,000	2,792,070
Sustainability Bonds, (SONYMA), 2.50% to 5/1/27 (Put Date), 11/1/60	2,000	1,929,720
Pennsylvania Housing Finance Agency, SFMR:
3.90%, 10/1/35	930	928,121

9
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Pennsylvania Housing Finance Agency, SFMR: (continued)
Social Bonds, 0.95%, 10/1/28	$1,125	$ 981,596
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/28	665	694,307
5.00%, 6/1/29	365	381,440
Utah Housing Corp., 4.00%, 1/1/36	755	764,724
		$ 33,705,681
Industrial Development Revenue — 1.3%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	$850	$ 832,311
Henderson, KY, (Pratt Paper, LLC), (AMT), 3.70%, 1/1/32(1)	2,000	1,922,380
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	1,955	1,596,453
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000	992,880
		$ 5,344,024
Insured - Education — 0.5%
New York Dormitory Authority, (School Districts Financing Program):
(BAM), 5.00%, 10/1/25	$1,000	$ 1,083,230
(BAM), 5.00%, 10/1/28	750	848,332
		$ 1,931,562
Insured - Electric Utilities — 0.6%
New York Power Authority:
(AGM), 5.00%, 11/15/25	$1,450	$ 1,584,241
(AGM), 5.00%, 11/15/27	1,000	1,131,620
		$ 2,715,861
Insured - General Obligations — 0.2%
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	$1,000	$ 916,500
		$ 916,500
Insured - Hospital — 0.2%
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (Temple University Health System Obligated Group):
(AGM), 5.00%, 7/1/35	$500	$ 543,905
(AGM), 5.00%, 7/1/36	250	271,418
		$ 815,323
Security	Principal Amount (000's omitted)	Value
Insured - Housing — 0.1%
California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds, (BAM), 5.00%, 5/15/29	$350	$ 383,635
		$ 383,635
Insured - Solid Waste — 0.3%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
Green Bonds, (AGM), (AMT), 5.00%, 9/1/28	$485	$ 537,283
Green Bonds, (AGM), (AMT), 5.00%, 9/1/30	485	540,503
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/28	15	16,967
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/30	15	17,166
		$ 1,111,919
Insured - Special Tax Revenue — 0.1%
Martha's Vineyard Land Bank, Green Bonds, (BAM), 5.00%, 5/1/32	$400	$ 434,892
		$ 434,892
Insured - Transportation — 0.3%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	$1,000	$ 1,053,530
		$ 1,053,530
Insured - Water and Sewer — 0.7%
Bloomington, IN, Sewage Works Revenue:
Green Bonds, (BAM), 2.00%, 1/1/27	$100	$ 96,050
Green Bonds, (BAM), 4.00%, 1/1/29	500	527,665
Fort Wayne, IN, Sewage Works Revenue:
Green Bonds, (BAM), 5.00%, 8/1/28	1,020	1,148,918
Green Bonds, (BAM), 5.00%, 8/1/29	975	1,107,405
		$ 2,880,038
Lease Revenue/Certificates of Participation — 1.1%
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	$500	$ 513,185
4.00%, 10/1/35	600	614,172
New Jersey Economic Development Authority, (School Facilities Construction):
Social Bonds, 5.00%, 6/15/26	555	592,618
Social Bonds, 5.00%, 6/15/27	410	442,644
University of Mississippi Educational Building Corp., 5.00%, 10/1/28	1,000	1,131,110

10
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	$1,500	$ 1,599,045
		$ 4,892,774
Other Revenue — 5.4%
Battery Park City Authority, NY:
5.00%, 11/1/39	$200	$ 226,274
Sustainability Bonds, 5.00%, 11/1/49	3,250	3,626,253
California Community Choice Financing Authority, Green Bonds, 4.00%, 10/1/52	2,000	2,039,960
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 1.26%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(3)	2,630	2,598,966
California Infrastructure and Economic Development Bank, (Infrastructure State Revolving Fund), Prerefunded to 10/1/25, 5.00%, 10/1/34	2,000	2,180,860
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170	1,171,931
District of Columbia, (DC Smart Lighting), Green Bonds, (AMT), 5.00%, 2/29/28	4,430	4,760,212
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,455,174
Green Bonds, 5.00%, 9/1/36	1,445	1,598,661
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	1,017,610
4.45%, 11/1/36	1,000	1,036,640
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	1,000	1,173,360
		$ 22,885,901
Senior Living/Life Care — 0.5%
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	$1,875	$ 1,904,887
		$ 1,904,887
Solid Waste — 0.7%
Los Angeles County Sanitation Districts Financing Authority, CA:
Green Bonds, 5.00%, 10/1/23	$1,500	$ 1,561,710
Green Bonds, 5.00%, 10/1/24	1,500	1,598,055
		$ 3,159,765
Special Tax Revenue — 4.1%
Florida Department of Environmental Protection, (Everglades Restoration), 5.00%, 7/1/29(2)	$2,730	$ 3,129,563
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Idaho Housing and Finance Association, Special Tax Revenue, 5.00%, 8/15/25	$1,000	$ 1,081,130
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/39	2,000	2,207,560
Massachusetts School Building Authority, Social Bonds, 5.00%, 8/15/35	1,500	1,694,730
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Series 2017A, Green Bonds, 5.00%, 11/15/35	1,000	1,049,950
Series 2017B, Green Bonds, 5.00%, 11/15/35	2,275	2,393,232
Peninsula Corridor Joint Powers Board, CA:
Green Bonds, 5.00%, 6/1/26	1,280	1,412,416
Green Bonds, 5.00%, 6/1/28	1,100	1,250,876
Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/32	1,000	1,186,330
Washington Metropolitan Area Transit Authority, D.C., Green Bonds, 5.00%, 7/15/27	2,000	2,251,700
		$ 17,657,487
Student Loan — 1.3%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/30	$3,000	$ 3,305,670
Massachusetts Educational Financing Authority:
(AMT), 5.00%, 7/1/30	1,000	1,100,400
(AMT), 5.00%, 7/1/31	1,000	1,101,420
		$ 5,507,490
Transportation — 0.6%
Massachusetts, (Rail Enhancement Program), 5.00%, 6/1/50	$1,000	$ 1,107,820
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/30	1,375	1,589,376
		$ 2,697,196
Water and Sewer — 9.8%
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	$2,000	$ 2,200,040
Beaverton, OR, Water Revenue:
5.00%, 4/1/24	1,290	1,357,209
5.00%, 4/1/27	1,490	1,666,952
Cleveland, OH, Water Revenue:
5.00%, 1/1/27	150	166,722
5.00%, 1/1/28	770	855,493
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/35	1,000	1,040,950
Discovery Clean Water Alliance, WA, Sewer Revenue:
5.00%, 12/1/33(2)	2,180	2,534,403
5.00%, 12/1/34(2)	2,290	2,642,843

11
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
District of Columbia Water and Sewer Authority, 5.00%, 10/1/26	$500	$ 554,465
East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/35	1,000	1,021,670
East Bay Municipal Utility District, CA, Water System Revenue:
Green Bonds, 5.00%, 6/1/35	1,000	1,095,540
Green Bonds, 5.00%, 6/1/36	1,650	1,856,448
Greensboro, NC, Combined Enterprise System Revenue, 4.00%, 6/1/34	500	528,250
Indiana Finance Authority, (CWA Authority):
Green Bonds, 5.00%, 10/1/27	615	690,270
Green Bonds, 5.00%, 10/1/28	765	869,063
Green Bonds, 5.00%, 10/1/30	1,000	1,087,820
Green Bonds, 5.00%, 10/1/34	300	335,688
Green Bonds, 5.00%, 10/1/35	425	475,273
Green Bonds, 5.00%, 10/1/36	1,000	1,072,090
Green Bonds, 5.00%, 10/1/44	3,000	3,249,758
Los Angeles, CA, Wastewater System Revenue:
Green Bonds, 5.00%, 6/1/34	1,000	1,108,300
Green Bonds, 5.00%, 6/1/38	2,000	2,169,680
Lubbock,TX, Water and Wastewater System Revenue:
4.00%, 2/15/30	650	697,456
4.00%, 2/15/31	435	464,141
4.00%, 2/15/32	325	343,561
4.00%, 2/15/33	200	208,318
5.00%, 2/15/25	300	321,516
5.00%, 2/15/26	400	437,532
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/32	1,500	1,650,945
Metropolitan Water District of Southern California, 1.05%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(3)	3,335	3,327,396
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: TD Bank N.A.), 0.60%, 6/15/43(4)	2,800	2,800,000
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500	2,153,400
Trinity River Authority, TX, (Mountain Creek Regional Wastewater System), 4.00%, 8/1/33	1,000	1,059,590
		$ 42,042,782
Total Tax-Exempt Municipal Obligations (identified cost $399,433,342)		$386,638,387

Taxable Municipal Obligations — 4.9%

Security	Principal Amount (000's omitted)	Value
Education — 0.8%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
1.74%, 4/1/25	$600	$ 558,798
1.99%, 4/1/26	550	502,420
2.19%, 4/1/27	600	536,232
2.38%, 4/1/28	1,190	1,044,046
2.50%, 4/1/29	1,000	859,500
		$ 3,500,996
Electric Utilities — 0.4%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.015%, 11/1/25(1)	$745	$ 708,100
Green Bonds, 2.52%, 11/1/28(1)	1,205	1,101,804
		$ 1,809,904
General Obligations — 0.4%
Detroit, MI:
Social Bonds, 2.017%, 4/1/23	$375	$ 369,626
Social Bonds, 2.189%, 4/1/24	400	385,620
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014):
1.702%, 8/1/30	415	354,186
1.802%, 8/1/31	400	336,700
Tustin Unified School District, CA, 1.554%, 8/1/29	535	462,722
		$ 1,908,854
Hospital — 0.9%
University of Wisconsin Hospitals and Clinics Authority:
1.05%, 4/1/24	$1,250	$ 1,199,475
1.47%, 4/1/25	1,000	944,920
1.89%, 4/1/27	1,255	1,156,119
2.09%, 4/1/28	590	538,587
		$ 3,839,101
Housing — 0.1%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park), 2.51%, 6/15/31	$500	$ 440,425
		$ 440,425
Insured - Housing — 0.2%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.509%, 7/1/25	$150	$ 139,500
(AGM), 2.005%, 7/1/27	185	166,535

12
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Housing (continued)
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University): (continued)
(AGM), 2.429%, 7/1/29	$275	$ 241,670
(AGM), 2.679%, 7/1/31	350	300,454
		$ 848,159
Other Revenue — 0.5%
Utah Transit Authority, Sales Tax Revenue, Green Bonds, 1.72%, 12/15/27	$2,500	$ 2,254,675
		$ 2,254,675
Senior Living/Life Care — 0.1%
California Public Finance Authority, (Enso Village), Green Bonds, 2.875%, 5/15/27(1)	$350	$ 329,350
		$ 329,350
Special Tax Revenue — 1.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.02%, 6/1/24	$1,000	$ 973,140
2.211%, 6/1/25	1,500	1,442,130
2.361%, 6/1/26	2,000	1,903,880
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.99%, 7/1/25	1,135	1,054,880
		$ 5,374,030
Water and Sewer — 0.2%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.497%, 9/1/24	$660	$ 634,135
		$ 634,135
Total Taxable Municipal Obligations (identified cost $22,715,569)		$ 20,939,629

Short-Term Investments — 3.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(5)	13,235,464	$ 13,235,464
Total Short-Term Investments (identified cost $13,235,464)		$ 13,235,464
Total Investments — 102.8% (identified cost $456,218,424)		$439,446,111
Other Assets, Less Liabilities — (2.8)%		$ (12,012,550)
Net Assets — 100.0%		$ 427,433,561

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $9,266,655 or 2.2% of the Fund's net assets.
(2)	When-issued security.
(3)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2022.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2022.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.

At June 30, 2022, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California 16.4%
Others, representing less than 10% individually81.1%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2022, 3.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 1.5% of total investments.

13
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(94)	Short	9/21/22	$(11,141,938)	$ 63,310
					$63,310

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SONYMA	– State of New York Mortgage Agency
SPA	– Standby Bond Purchase Agreement
14
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $442,982,960)	$ 426,210,647
Investments in securities of affiliated issuers, at value (identified cost $13,235,464)	13,235,464
Deposits at broker for futures contracts	169,761
Receivable for investments sold	1,297,311
Receivable for capital shares sold	5,692,751
Interest receivable	3,625,385
Dividends receivable - affiliated	13,538
Receivable from affiliate	88,366
Trustees' deferred compensation plan	259,784
Total assets	$450,593,007
Liabilities
Payable for variation margin on open futures contracts	$ 95,490
Payable for investments purchased	3,279,360
Payable for when-issued securities	17,350,753
Payable for capital shares redeemed	1,752,535
Distributions payable	121,411
Payable to affiliates:
Investment advisory fee	117,735
Administrative fee	41,040
Distribution and service fees	24,389
Sub-transfer agency fee	8,191
Trustees' deferred compensation plan	259,784
Accrued expenses	108,758
Total liabilities	$ 23,159,446
Net Assets	$427,433,561
Sources of Net Assets
Paid-in capital	$ 485,535,438
Accumulated loss	(58,101,877)
Net Assets	$427,433,561
Class A Shares
Net Assets	$ 113,023,973
Shares Outstanding	7,472,142
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.13
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 15.64
Class C Shares
Net Assets	$ 1,560,819
Shares Outstanding	103,182
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 15.13
15
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2022
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2022
Class I Shares
Net Assets	$ 312,848,769
Shares Outstanding	20,629,794
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.16

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
16
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income - affiliated issuers	$ 26,685
Interest income	4,195,100
Total investment income	$ 4,221,785
Expenses
Investment advisory fee	$ 722,997
Administrative fee	247,885
Distribution and service fees:
Class A	147,520
Class C	9,536
Trustees' fees and expenses	10,492
Custodian fees	4,378
Transfer agency fees and expenses	150,261
Accounting fees	46,332
Professional fees	22,552
Registration fees	37,295
Reports to shareholders	10,623
Miscellaneous	34,437
Total expenses	$ 1,444,308
Waiver and/or reimbursement of expenses by affiliate	$ (258,124)
Net expenses	$ 1,186,184
Net investment income	$ 3,035,601
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (11,588,110)
Investment securities - affiliated issuers	319
Futures contracts	877,606
Net realized loss	$(10,710,185)
Change in unrealized appreciation (depreciation):
Investment securities	$ (30,959,615)
Investment securities - affiliated issuers	(296)
Futures contracts	200,080
Net change in unrealized appreciation (depreciation)	$(30,759,831)
Net realized and unrealized loss	$(41,470,016)
Net decrease in net assets from operations	$(38,434,415)
17
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,035,601	$ 4,793,788
Net realized gain (loss)	(10,710,185)	245,680
Net change in unrealized appreciation (depreciation)	(30,759,831)	(3,617,064)
Net increase (decrease) in net assets from operations	$ (38,434,415)	$ 1,422,404
Distributions to shareholders:
Class A	$ (764,589)	$ (1,302,502)
Class C	(5,031)	(5,946)
Class I	(2,268,216)	(3,488,209)
Total distributions to shareholders	$ (3,037,836)	$ (4,796,657)
Capital share transactions:
Class A	$ (3,491,694)	$ 1,128,640
Class C	(497,460)	27,464
Class I	38,130,967	64,236,324
Net increase in net assets from capital share transactions	$ 34,141,813	$ 65,392,428
Net increase (decrease) in net assets	$ (7,330,438)	$ 62,018,175
Net Assets
At beginning of period	$ 434,763,999	$ 372,745,824
At end of period	$427,433,561	$434,763,999
18
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2022
Financial Highlights

	Class A
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 16.69	$ 16.83	$ 16.36	$ 15.61	$ 15.91	$ 15.55
Income (Loss) From Operations
Net investment income(1)	$ 0.10	$ 0.17	$ 0.24	$ 0.35	$ 0.38	$ 0.41
Net realized and unrealized gain (loss)	(1.56)	(0.14)	0.47	0.75	(0.30)	0.36
Total income (loss) from operations	$ (1.46)	$ 0.03	$ 0.71	$ 1.10	$ 0.08	$ 0.77
Less Distributions
From net investment income	$ (0.10)	$ (0.17)	$ (0.24)	$ (0.35)	$ (0.38)	$ (0.41)
Total distributions	$ (0.10)	$ (0.17)	$ (0.24)	$ (0.35)	$ (0.38)	$ (0.41)
Net asset value — End of period	$ 15.13	$ 16.69	$ 16.83	$ 16.36	$ 15.61	$ 15.91
Total Return(2)	(8.76)% (3)	0.19%	4.38%	7.10%	0.54%	5.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$113,024	$128,437	$128,384	$117,964	$108,866	$119,971
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.87% (5)	0.87%	0.88%	0.96%	0.95%	0.94%
Net expenses	0.75% (5)(6)	0.75%	0.75%	0.77%	0.80%	0.80%
Net investment income	1.29% (5)	1.02%	1.45%	2.15%	2.44%	2.61%
Portfolio Turnover	39% (3)	18%	14%	18%	9%	27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
19
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 16.69	$ 16.83	$ 16.36	$ 15.61	$ 15.91	$ 15.55
Income (Loss) From Operations
Net investment income(1)	$ 0.04	$ 0.04	$ 0.11	$ 0.22	$ 0.26	$ 0.29
Net realized and unrealized gain (loss)	(1.56)	(0.13)	0.48	0.76	(0.29)	0.37
Total income (loss) from operations	$ (1.52)	$ (0.09)	$ 0.59	$ 0.98	$ (0.03)	$ 0.66
Less Distributions
From net investment income	$ (0.04)	$ (0.05)	$ (0.12)	$ (0.23)	$ (0.27)	$ (0.30)
Total distributions	$ (0.04)	$ (0.05)	$ (0.12)	$ (0.23)	$ (0.27)	$ (0.30)
Net asset value — End of period	$15.13	$16.69	$16.83	$16.36	$15.61	$15.91
Total Return(2)	(9.10)% (3)	(0.56)%	3.60%	6.29%	(0.19)%	4.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,561	$ 2,258	$ 2,249	$ 1,510	$ 1,195	$ 1,240
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.63% (5)	1.62%	1.62%	1.71%	1.69%	2.87%
Net expenses	1.50% (5)(6)	1.50%	1.50%	1.51%	1.55%	1.55%
Net investment income	0.53% (5)	0.27%	0.67%	1.37%	1.69%	1.84%
Portfolio Turnover	39% (3)	18%	14%	18%	9%	27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
20
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 16.73	$ 16.88	$ 16.40	$ 15.65	$ 15.93	$ 15.57
Income (Loss) From Operations
Net investment income(1)	$ 0.12	$ 0.21	$ 0.26	$ 0.39	$ 0.44	$ 0.46
Net realized and unrealized gain (loss)	(1.57)	(0.15)	0.50	0.76	(0.30)	0.36
Total income (loss) from operations	$ (1.45)	$ 0.06	$ 0.76	$ 1.15	$ 0.14	$ 0.82
Less Distributions
From net investment income	$ (0.12)	$ (0.21)	$ (0.28)	$ (0.40)	$ (0.42)	$ (0.46)
Total distributions	$ (0.12)	$ (0.21)	$ (0.28)	$ (0.40)	$ (0.42)	$ (0.46)
Net asset value — End of period	$ 15.16	$ 16.73	$ 16.88	$ 16.40	$ 15.65	$ 15.93
Total Return(2)	(8.68)% (3)	0.38%	4.69%	7.38%	0.92%	5.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$312,849	$304,069	$242,113	$66,218	$35,812	$23,193
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.62% (5)	0.62%	0.63%	0.71%	0.69%	0.76%
Net expenses	0.50% (5)(6)	0.50%	0.50%	0.49%	0.45%	0.45%
Net investment income	1.55% (5)	1.27%	1.59%	2.39%	2.79%	2.93%
Portfolio Turnover	39% (3)	18%	14%	18%	9%	27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
21
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Responsible Municipal Income Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide current income exempt from regular federal income tax. The Fund invests primarily in municipal bonds whose issuers the investment adviser determines operate in a manner consistent with or promote the Calvert Principles for Responsible Investment.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% (0.80% prior to April 29, 2022) may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
22

Calvert
Responsible Municipal Income Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 9,608,080	$ —	$ 9,608,080
Tax-Exempt Mortgage-Backed Securities	—	9,024,551	—	9,024,551
Tax-Exempt Municipal Obligations	—	386,638,387	—	386,638,387
Taxable Municipal Obligations	—	20,939,629	—	20,939,629
Short-Term Investments	13,235,464	—	—	13,235,464
Total Investments	$13,235,464	$426,210,647	$ —	$439,446,111
Futures Contracts	$ 63,310	$ —	$ —	$ 63,310
Total	$13,298,774	$426,210,647	$ —	$439,509,421
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
23

Calvert
Responsible Municipal Income Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.35% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2022, the investment advisory fee amounted to $722,997.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment advisory fee paid was reduced by $3,726 relating to the Fund's investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by CRM. CRM did not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% for Class A, Class C and Class I, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2023. For the six months ended June 30, 2022, CRM waived or reimbursed expenses of $254,398.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended June 30, 2022, CRM was paid administrative fees of $247,885.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2022 amounted to $147,520 and $9,536 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $5,882 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2022. The Fund was also informed that EVD received less than $100 and $146 of contingent deferred sales charges (CDSC) paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $9,287 and are included in transfer agency fees and expenses on the Statement of Operations.
24

Calvert
Responsible Municipal Income Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended June 30, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities and including maturities and paydowns, were $212,117,261 and $161,780,674, respectively.
4  Distributions to Shareholders and Income Tax Information
At December 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $31,102,662 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2021, $1,214,867 are short-term and $29,887,795 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$456,228,689
Gross unrealized appreciation	$ 1,561,937
Gross unrealized depreciation	(18,281,205)
Net unrealized depreciation	$ (16,719,268)
5  Financial Instruments
A summary of futures contracts outstanding at June 30, 2022 is included in the Schedule of Investments. During the six months ended June 30, 2022, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2022, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$63,310 (1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2022 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 877,606	$ 200,080
The average notional cost of futures contracts (short) outstanding during the six months ended June 30, 2022 was approximately $11,757,000.
25

Calvert
Responsible Municipal Income Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2022.
7  Affiliated Funds
At June 30, 2022, the value of the Fund’s investment in affiliated funds was $13,235,464, which represents 3.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$13,043,583	$ 95,449,122	$(108,492,728)	$ 319	$ (296)	$ —	$ 4,496	—
Liquidity Fund	—	102,965,815	(89,730,351)	—	—	13,235,464	22,189	13,235,464
Total				$ 319	$(296)	$13,235,464	$26,685
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the six months ended June 30, 2022 and the year ended December 31, 2021 were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	536,685	$ 8,337,892	850,214	$ 14,223,778
Reinvestment of distributions	44,414	690,929	70,658	1,179,909
Shares redeemed	(804,010)	(12,520,515)	(853,487)	(14,275,047)
Net increase (decrease)	(222,911)	$ (3,491,694)	67,385	$ 1,128,640
Class C
Shares sold	2,858	$ 44,921	26,654	$ 445,789
Reinvestment of distributions	319	4,950	355	5,933
Shares redeemed	(35,277)	(547,331)	(25,331)	(424,258)
Net increase (decrease)	(32,100)	$ (497,460)	1,678	$ 27,464
26

Calvert
Responsible Municipal Income Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class I
Shares sold	10,881,292	$ 168,815,906	8,668,030	$145,361,153
Reinvestment of distributions	120,058	1,873,602	178,530	2,989,101
Shares redeemed	(8,541,874)	(132,558,541)	(5,023,113)	(84,113,930)
Net increase	2,459,476	$ 38,130,967	3,823,447	$ 64,236,324
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
27

Calvert
Responsible Municipal Income Fund
June 30, 2022
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a video conference meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 14, 2022, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period. The meeting was held by video conference due to circumstances related to current or potential effects of COVID-19 pursuant to temporary exemptive relief issued by the Securities and Exchange Commission.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
28

Calvert
Responsible Municipal Income Fund
June 30, 2022
Board of Trustees' Contract Approval — continued

•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Responsible Municipal Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2021. This performance data indicated that the Fund had underperformed the median of its peer universe for the one- and three-year periods ended December 31, 2021 and had performed at the median of its peer universe for the five-year period ended December 31, 2021, while the Fund had underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2021. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were at the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser
29

Calvert
Responsible Municipal Income Fund
June 30, 2022
Board of Trustees' Contract Approval — continued

and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
30

Calvert
Responsible Municipal Income Fund
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 14, 2022, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
31

Calvert
Responsible Municipal Income Fund
June 30, 2022
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
32

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

33

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
34

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
35

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24174     6.30.22

Calvert
Global Real Estate Fund
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report June 30, 2022
Calvert
Global Real Estate Fund

Calvert
Global Real Estate Fund
June 30, 2022
Performance

Portfolio Manager(s) Laurel Durkay of Calvert Research and Management
% Cumulative Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	04/29/2022	04/29/2022	—%	—%	—%	(12.78)%
Class A with 5.25% Maximum Sales Charge	—	—	—	—	—	(17.33)
Class C at NAV	04/29/2022	04/29/2022	—	—	—	(12.90)
Class C with 1% Maximum Sales Charge	—	—	—	—	—	(13.76)
Class I at NAV	04/29/2022	04/29/2022	—	—	—	(12.75)
Class R6 at NAV	04/29/2022	04/29/2022	—	—	—	(12.75)

FTSE EPRA Nareit Developed Extended Net Total Return Index	—	—	(19.92)%	(12.08)%	3.48%	(11.59)%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.35%	2.10%	1.10%	1.10%
Net	1.20	1.95	0.95	0.95
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Global Real Estate Fund
June 30, 2022
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
American Tower Corp.	7.6%
Prologis, Inc.	5.6
Welltower, Inc.	5.1
Digital Realty Trust, Inc.	4.6
Public Storage	4.1
Realty Income Corp.	3.1
Mid-America Apartment Communities, Inc.	3.0
Equity Residential	3.0
SBA Communications Corp.	2.6
UDR, Inc.	2.4
Total	41.1%

*	Excludes cash and cash equivalents.

3

Calvert
Global Real Estate Fund
June 30, 2022
Endnotes and Additional Disclosures

[1]	The FTSE EPRA Nareit Developed Extended Net Total Return Index is a market capitalization weighted index designed to represent general trends in eligible real estate stocks worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate. The FTSE EPRA Nareit Developed Extended Index represents the extension of real estate property sectors (e.g. Infrastructure and Timber) and additional securities beyond what is currently eligible for the FTSE EPRA Nareit Developed Index. The performance of the Index is listed in U.S. dollars and assumes reinvestment of dividends. It is not possible to invest directly in an index.
[2]	Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance for periods of more than one year represents the average annual total return for such period.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Global Real Estate Fund
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 29, 2022 to June 30, 2022). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (4/29/22)	Ending Account Value (6/30/22)	Expenses Paid During Period (4/29/22 – 6/30/22)	Annualized Expense Ratio
Actual *
Class A	$1,000.00	$872.20	$1.88 **	1.20%
Class C	$1,000.00	$871.00	$3.05 **	1.95%
Class I	$1,000.00	$872.50	$1.49 **	0.95%
Class R6	$1,000.00	$872.50	$1.49 **	0.95%

	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period (1/1/22 – 6/30/22)	Annualized Expense Ratio
Hypothetical ***
(5% return per year before expenses)
Class A	$1,000.00	$1,018.84	$6.01 **	1.20%
Class C	$1,000.00	$1,015.12	$9.74 **	1.95%
Class I	$1,000.00	$1,020.08	$4.76 **	0.95%
Class R6	$1,000.00	$1,020.08	$4.76 **	0.95%

*	The Fund had not commenced operations on January 1, 2022. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period from the commencement of operations on April 29, 2022 to June 30, 2022). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on April 29, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
***	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on April 29, 2022.
5

Calvert
Global Real Estate Fund
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Australia — 2.3%
Dexus	6,293	$ 38,700
GPT Group (The)	10,356	30,267
National Storage REIT	20,236	30,021
		$ 98,988
Belgium — 1.7%
Aedifica S.A.	496	$ 47,657
Warehouses De Pauw CVA	819	25,843
		$ 73,500
Canada — 2.2%
Chartwell Retirement Residences	3,766	$ 32,622
RioCan Real Estate Investment Trust	1,978	30,764
Tricon Residential, Inc.	3,379	34,257
		$ 97,643
France — 0.7%
Klepierre S.A.	1,528	$ 29,570
		$ 29,570
Germany — 1.5%
Grand City Properties S.A.	2,091	$ 28,285
Vonovia SE	1,204	37,252
		$ 65,537
Hong Kong — 5.0%
Hongkong Land Holdings, Ltd.	10,500	$ 52,732
Link REIT	7,200	58,834
Sun Hung Kai Properties, Ltd.	5,500	65,120
Wharf Real Estate Investment Co., Ltd.	9,000	42,977
		$ 219,663
Japan — 7.1%
GLP J-REIT	19	$ 23,284
Japan Metropolitan Fund Investment Corp.	43	33,505
Japan Real Estate Investment Corp.	10	46,046
LaSalle Logiport REIT	19	23,378
Mitsubishi Estate Co., Ltd.	3,600	52,176
Mitsubishi Estate Logistics REIT Investment Corp.	7	23,777
Mitsui Fudosan Co., Ltd.	3,000	64,455
Nippon Building Fund, Inc.	9	44,916
		$ 311,537
Netherlands — 0.5%
Eurocommercial Properties NV	1,022	$ 21,958
		$ 21,958
Security	Shares	Value
Singapore — 3.3%
CapitaLand Integrated Commercial Trust	14,900	$ 23,292
City Developments, Ltd.	4,000	23,494
Digital Core REIT Management Pte, Ltd.(1)	25,000	19,259
Mapletree Industrial Trust	19,800	37,066
Suntec Real Estate Investment Trust	36,700	42,819
		$ 145,930
Spain — 1.2%
Inmobiliaria Colonial Socimi S.A.	2,934	$ 18,771
Merlin Properties Socimi S.A.	3,385	32,781
		$ 51,552
Sweden — 1.2%
Catena AB	709	$ 25,659
Fabege AB	2,669	25,295
		$ 50,954
United Kingdom — 4.3%
Derwent London PLC	963	$ 30,704
Empiric Student Property PLC	13,292	13,882
Helical PLC	2,281	10,344
Land Securities Group PLC	3,502	28,419
Safestore Holdings PLC	1,571	20,342
Segro PLC	5,337	63,711
UNITE Group PLC (The)	1,727	22,448
		$ 189,850
United States — 67.0%
Agree Realty Corp.	1,013	$ 73,069
American Tower Corp.	1,302	332,778
Americold Realty Trust, Inc.	1,357	40,764
AvalonBay Communities, Inc.	397	77,117
Brixmor Property Group, Inc.	2,883	58,265
Crown Castle International Corp.	533	89,747
Digital Realty Trust, Inc.	1,556	202,015
Duke Realty Corp.	1,157	63,577
Equity Residential	1,794	129,563
Extra Space Storage, Inc.	510	86,761
Healthpeak Properties, Inc.	2,161	55,992
Host Hotels & Resorts, Inc.	2,310	36,221
Iron Mountain, Inc.	1,362	66,316
Kilroy Realty Corp.	464	24,281
Kimco Realty Corp.	3,843	75,976
Life Storage, Inc.	551	61,525
Mid-America Apartment Communities, Inc.	744	129,954
Outfront Media, Inc.	1,367	23,171
Park Hotels & Resorts, Inc.	1,957	26,556

6
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Prologis, Inc.	2,081	$ 244,830
Public Storage	578	180,723
Realty Income Corp.	1,958	133,653
RPT Realty	4,573	44,953
SBA Communications Corp.	357	114,258
Simon Property Group, Inc.	413	39,202
SITE Centers Corp.	4,577	61,652
SL Green Realty Corp.	704	32,490
Sun Communities, Inc.	437	69,640
UDR, Inc.	2,293	105,570
Welltower, Inc.	2,696	222,016
Weyerhaeuser Co.	977	32,358
		$2,934,993
Total Common Stocks (identified cost $4,876,382)		$4,291,675

Short-Term Investments — 1.3%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(2)	58,511	$ 58,511
Total Short-Term Investments (identified cost $58,511)		$ 58,511

Total Investments — 99.3% (identified cost $4,934,893)	$4,350,186
Other Assets, Less Liabilities — 0.7%	$ 31,715
Net Assets — 100.0%	$4,381,901

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
At June 30, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Residential	14.8%
Specialty	13.5
Retail	13.0
Industrial	12.2
Diversified	11.2
Self Storage	8.7
Office	8.4
Health Care	8.2
Data Centers	6.6
Lodging/Resorts	1.4
Total	98.0%

7
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $4,876,382)	$ 4,291,675
Investments in securities of affiliated issuers, at value (identified cost $58,511)	58,511
Cash denominated in foreign currency, at value (cost $8,161)	8,148
Receivable for capital shares sold	500
Dividends receivable	15,589
Dividends receivable - affiliated	50
Tax reclaims receivable	82
Receivable from affiliate	42,103
Total assets	$4,416,658
Liabilities
Payable to affiliates:
Investment advisory fee	$ 2,755
Administrative fee	442
Distribution and service fees	50
Sub-transfer agency fee	11
Accrued expenses	31,499
Total liabilities	$ 34,757
Net Assets	$4,381,901
Sources of Net Assets
Paid-in capital	$ 5,042,754
Accumulated loss	(660,853)
Net Assets	$4,381,901
Class A Shares
Net Assets	$ 61,994
Shares Outstanding	7,142
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.68
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 9.16
Class C Shares
Net Assets	$ 43,563
Shares Outstanding	5,018
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.68
Class I Shares
Net Assets	$ 4,232,708
Shares Outstanding	487,502
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.68
8
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2022
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2022
Class R6 Shares
Net Assets	$ 43,636
Shares Outstanding	5,026
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.68

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2022
Statement of Operations (Unaudited)

Period Ended
June 30, 2022(1)
Investment Income
Dividend income (net of foreign taxes withheld of $1,958)	$ 36,164
Dividend income - affiliated issuers	154
Total investment income	$ 36,318
Expenses
Investment advisory fee	$ 5,756
Administrative fee	921
Distribution and service fees:
Class A	23
Class C	76
Custodian fees	539
Transfer agency fees and expenses	48
Accounting fees	293
Professional fees	14,882
Registration fees	24,651
Reports to shareholders	368
Miscellaneous	1,892
Total expenses	$ 49,449
Waiver and/or reimbursement of expenses by affiliate	$ (42,132)
Net expenses	$ 7,317
Net investment income	$ 29,001
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (79,573)
Foreign currency transactions	(2,806)
Net realized loss	$ (82,379)
Change in unrealized appreciation (depreciation):
Investment securities	$ (584,707)
Foreign currency	(14)
Net change in unrealized appreciation (depreciation)	$(584,721)
Net realized and unrealized loss	$(667,100)
Net decrease in net assets from operations	$(638,099)

(1)	For the period from the commencement of operations on April 29, 2022 to June 30, 2022.
10
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2022
Statement of Changes in Net Assets

Period Ended June 30, 2022(1) (Unaudited)
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 29,001
Net realized loss	(82,379)
Net change in unrealized appreciation (depreciation)	(584,721)
Net decrease in net assets from operations	$ (638,099)
Distributions to shareholders:
Class A	$ (304)
Class C	(155)
Class I	(22,067)
Class R6	(228)
Total distributions to shareholders	$ (22,754)
Capital share transactions:
Class A	$ 70,304
Class C	50,155
Class I	4,872,067
Class R6	50,228
Net increase in net assets from capital share transactions	$5,042,754
Net increase in net assets	$4,381,901
Net Assets
At beginning of period	$ —
At end of period	$4,381,901

(1)	For the period from the commencement of operations on April 29, 2022 to June 30, 2022.
11
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2022
Financial Highlights

Class A
Period Ended June 30, 2022(1) (Unaudited)
Net asset value — Beginning of period	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.06
Net realized and unrealized loss	(1.34)
Total loss from operations	$ (1.28)
Less Distributions
From net investment income	$ (0.04)
Total distributions	$ (0.04)
Net asset value — End of period	$ 8.68
Total Return(3)	(12.78)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 62
Ratios (as a percentage of average daily net assets):(5)
Total expenses	6.71% (6)
Net expenses	1.20% (6)(7)
Net investment income	3.85% (6)
Portfolio Turnover	12% (4)

(1)	For the period from the commencement of operations on April 29, 2022 to June 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the period ended June 30, 2022).
12
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2022
Financial Highlights — continued

Class C
Period Ended June 30, 2022(1) (Unaudited)
Net asset value — Beginning of period	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.04
Net realized and unrealized loss	(1.33)
Total loss from operations	$ (1.29)
Less Distributions
From net investment income	$ (0.03)
Total distributions	$ (0.03)
Net asset value — End of period	$ 8.68
Total Return(3)	(12.90)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 44
Ratios (as a percentage of average daily net assets):(5)
Total expenses	7.43% (6)
Net expenses	1.95% (6)(7)
Net investment income	2.78% (6)
Portfolio Turnover	12% (4)

(1)	For the period from the commencement of operations on April 29, 2022 to June 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the period ended June 30, 2022).
13
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2022
Financial Highlights — continued

Class I
Period Ended June 30, 2022(1) (Unaudited)
Net asset value — Beginning of period	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.06
Net realized and unrealized loss	(1.33)
Total loss from operations	$ (1.27)
Less Distributions
From net investment income	$ (0.05)
Total distributions	$ (0.05)
Net asset value — End of period	$ 8.68
Total Return(3)	(12.75)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,233
Ratios (as a percentage of average daily net assets):(5)
Total expenses	6.43% (6)
Net expenses	0.95% (6)(7)
Net investment income	3.78% (6)
Portfolio Turnover	12% (4)

(1)	For the period from the commencement of operations on April 29, 2022 to June 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the period ended June 30, 2022).
14
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2022
Financial Highlights — continued

Class R6
Period Ended June 30, 2022(1) (Unaudited)
Net asset value — Beginning of period	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.06
Net realized and unrealized loss	(1.33)
Total loss from operations	$ (1.27)
Less Distributions
From net investment income	$ (0.05)
Total distributions	$ (0.05)
Net asset value — End of period	$ 8.68
Total Return(3)	(12.75)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 44
Ratios (as a percentage of average daily net assets):(5)
Total expenses	6.43% (6)
Net expenses	0.95% (6)(7)
Net investment income	3.78% (6)
Portfolio Turnover	12% (4)

(1)	For the period from the commencement of operations on April 29, 2022 to June 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the period ended June 30, 2022).
15
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Global Real Estate Fund (the Fund) is a non-diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide total return through a combination of long-term capital appreciation and dividend income. The Fund commenced operations on April 29, 2022.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
16

Calvert
Global Real Estate Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 98,988	$ —	$ 98,988
Belgium	—	73,500	—	73,500
Canada	97,643	—	—	97,643
France	—	29,570	—	29,570
Germany	—	65,537	—	65,537
Hong Kong	—	219,663	—	219,663
Japan	—	311,537	—	311,537
Netherlands	—	21,958	—	21,958
Singapore	—	145,930	—	145,930
Spain	—	51,552	—	51,552
Sweden	—	50,954	—	50,954
United Kingdom	—	189,850	—	189,850
United States	2,934,993	—	—	2,934,993
Total Common Stocks	$3,032,636	$1,259,039 (1)	$ —	$4,291,675
Short-Term Investments	$ 58,511	$ —	$ —	$ 58,511
Total Investments	$3,091,147	$1,259,039	$ —	$4,350,186

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Dividends from real estate investment trusts (REITs) are recorded as income, capital gains or return of capital based on the nature of the distribution. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
17

Calvert
Global Real Estate Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2022 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.75% of the Fund’s average daily net assets and is payable monthly. For the period ended June 30, 2022, the investment advisory fee amounted to $5,756.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended June 30, 2022, the investment advisory fee paid was reduced by $29 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.20%, 1.95%, 0.95% and 0.95% for Class A, Class C, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2023. For the period ended June 30, 2022, CRM waived or reimbursed expenses of $42,103.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the period ended June 30, 2022, CRM was paid administrative fees of $921.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the period ended June 30, 2022 amounted to $23 and $76 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received no sales charge on sales of Class A shares for the period ended June 30, 2022 and no contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended June 30, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $11 and are included in transfer agency fees and expenses on the Statement of Operations.
18

Calvert
Global Real Estate Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the period ended June 30, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $5,520,999 and $565,044, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$4,934,893
Gross unrealized appreciation	$ 26,385
Gross unrealized depreciation	(611,092)
Net unrealized depreciation	$ (584,707)
5  Affiliated Funds
At June 30, 2022, the value of the Fund’s investment in affiliated funds was $58,511, which represents 1.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the period ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$1,353,927	$(1,295,416)	$ —	$ —	$58,511	$154	58,511
6  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the period ended June 30, 2022 were as follows:
	Period Ended June 30, 2022(1) (Unaudited)
	Shares	Amount
Class A
Shares sold	7,108	$ 70,000
Reinvestment of distributions	34	304
Net increase	7,142	$ 70,304
19

Calvert
Global Real Estate Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

	Period Ended June 30, 2022(1) (Unaudited)
	Shares	Amount
Class C
Shares sold	5,000	$ 50,000
Reinvestment of distributions	18	155
Net increase	5,018	$ 50,155
Class I
Shares sold	485,000	$ 4,850,000
Reinvestment of distributions	2,502	22,067
Net increase	487,502	$4,872,067
Class R6
Shares sold	5,000	$ 50,000
Reinvestment of distributions	26	228
Net increase	5,026	$ 50,228

(1)	For the period from the commencement of operations on April 29, 2022 to June 30, 2022.
At June 30, 2022, EVM owned 99.6% of the value of the outstanding shares of the Fund.
7  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
20

Calvert
Global Real Estate Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Concentration Risk
The Fund concentrates its investments in securities of companies in the real estate industry. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
21

Calvert
Global Real Estate Fund
June 30, 2022
Board of Trustees' Contract Approval

Overview of the Contract Review Process
At a meeting of the Board of Trustees (the “Board”) of Calvert Management Series (“CMS”), held on March 9, 2022, the Board, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), voted to approve an Investment Advisory Agreement (the “Advisory Agreement”) between CMS and Calvert Research and Management (“CRM” or the “Adviser”) with respect to the Calvert Global Real Estate Fund (the “Fund”).
In evaluating the Advisory Agreement for the Fund, the Board considered a variety of information relating to the Fund and its proposed service providers, including the Adviser. At the March meeting, the Independent Trustees reviewed certain materials and information prepared by the Adviser regarding various services to be provided to the Fund by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel, descriptions of the investment strategies and investment process the Adviser proposed to use in managing the Fund, descriptions of the qualifications, education and experience of the investment professionals who would manage the Fund, and the Adviser’s estimated revenue and cost of providing services to the Fund.
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the approval of the Advisory Agreement for the Fund. Prior to voting, the Independent Trustees reviewed the Advisory Agreement with management and also met in a private session with their counsel at which time no representatives of management were present.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the approval of the Advisory Agreement of the Fund, including the proposed fee payable under the Advisory Agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel. The Board also took into account information concerning the Adviser’s organizational and management structure provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser under the Advisory Agreement.
Fund Performance
In considering investment performance, the Board noted the Fund’s proposed investment objective and investment strategies as well as the investment process to be used by the Adviser in managing the Fund. The Board also took into consideration certain information concerning a model portfolio that was constructed in accordance with the same investment philosophy and investment process that would be used in managing the Fund. Based upon its review, the Board concluded that the Adviser is qualified to manage the Fund’s assets in accordance with the Fund’s proposed investment objective and strategies and that the Adviser’s proposed investment strategies are appropriate for pursing the Fund’s proposed investment objective.
Management Fees and Expenses
In considering the Fund’s proposed fees and expenses, the Board considered certain comparative fee and expense data provided by the Adviser. The data indicated that the Fund’s proposed advisory and administrative fees (after taking into account waivers and reimbursements) (referred to collectively, as “management fees”) were higher than the average and median annual management fees of its expected Morningstar category, and its estimated total expenses (net of waivers and reimbursements) for Class I shares were below the average and median total expenses of its expected Morningstar category. The Board also took into account that the Adviser had contractually agreed to limit the Fund’s annual operating expenses through April 30, 2023. Based upon its review, the Board concluded that the proposed management fee was reasonable in view of the nature, extent and quality of services to be provided by the Adviser.
22

Calvert
Global Real Estate Fund
June 30, 2022
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s estimated profitability in regard to the Fund over time at various asset levels. In reviewing the estimated profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates would provide sub-transfer agency support, administrative and distribution services to the Fund for which they would receive compensation. The Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its relationship with the Fund. Based, upon their review, the Board concluded that CRM’s estimated profitability from its relationship with the Fund was reasonable.
Economies of Scale
The Board considered the Fund’s potential growth on its performance and expenses. The Board concluded that adding breakpoints to the proposed advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
23

Calvert
Global Real Estate Fund
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 14, 2022, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
24

Calvert
Global Real Estate Fund
June 30, 2022
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
25

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

26

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
27

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
28

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
40973     6.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:	/s/ John H. Streur
John H. Streur
President

Date: August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date: August 22, 2022

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: August 22, 2022